UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5030

Columbia Funds Trust V
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	10/31/06

Date of reporting period:	1/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

January 31, 2006 (Unaudited)	Columbia Connecticut Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.9%
EDUCATION – 6.7%
Education – 6.7%
CT Health & Educational Facilities Authority
	Connecticut College:
	Series 1997 C-1,
	Insured: MBIA
	5.500% 07/01/27	900,000	941,004
	Series 2000 D-1,
	Insured: MBIA
	5.750% 07/01/30	1,250,000	1,360,650
	Series 2002 E,
	Insured: MBIA:
	5.000% 07/01/14	500,000	537,495
	5.250% 07/01/22	400,000	432,600
	Trinity College:
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	500,000	581,260
	Series 2001 G,
	Insured: AMBAC:
	5.000% 07/01/31	1,000,000	1,037,970
	5.500% 07/01/15	2,825,000	3,103,630
	Series 2004 H,
	Insured: MBIA
	5.000% 07/01/25	540,000	568,388
CT University of Connecticut
	Student Fee,
	Series 2002 A,
	5.250% 05/15/14	1,185,000	1,288,391
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA:
	5.250% 10/01/12	725,000	778,026
	5.375% 10/01/13	975,000	1,050,202
	5.500% 10/01/14	650,000	703,599
		Education Total	12,383,215
	EDUCATION TOTAL		12,383,215
HEALTH CARE – 6.1%
Continuing Care Retirement – 0.3%
CT Development Authority
	Elim Park Baptist Home, Inc.,
	Series 2003,
	5.750% 12/01/23	500,000	528,335
	Continuing Care Retirement Total		528,335

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Health Services – 0.2%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	260,000	272,358
	Health Services Total		272,358
Hospitals – 5.6%
CT Health & Educational Facilities Authority
	Greenwich Hospital Association,
	Series 1996 A,
	Insured: MBIA
	5.300% 07/01/08	750,000	770,775
	Hospital for Special Care,
	Series 1997 B,
	Insured: ACA
	5.375% 07/01/17	1,750,000	1,804,635
	Hospital for St. Raphael,
	Series 1993 H,
	Insured: AMBAC
	5.300% 07/01/10	2,740,000	2,933,170
	Middlesex Hospital,
	Series 1997 H,
	Insured: MBIA
	5.000% 07/01/12	1,060,000	1,091,408
	Stamford Hospital,
	Series 1996 F,
	Insured: MBIA
	5.400% 07/01/09	1,500,000	1,541,340
	William W. Backus Hospital,
	Series 2005 G,
	Insured: FSA
	5.000% 07/01/24	2,060,000	2,165,739
		Hospitals Total	10,307,067
	HEALTH CARE TOTAL		11,107,760
HOUSING – 1.8%
Single - Family – 1.8%
CT Housing Finance Authority
	Series 1996 C-1,
	6.000% 11/15/10	1,010,000	1,034,866
	Series 2005 D-1,
	4.100% 05/15/17	2,200,000	2,201,980
	Single - Family Total		3,236,846
	HOUSING TOTAL		3,236,846
OTHER – 21.2%
Pool / Bond Bank – 3.8%
CT Revolving Fund

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool / Bond Bank – (continued)
	Series 2003 A,
	5.000% 10/01/19	1,000,000	1,065,000
	Series 2003 B:
	5.000% 10/01/12	1,000,000	1,079,510
	5.000% 10/01/13	2,500,000	2,709,025
	5.000% 10/01/14	1,000,000	1,088,620
	5.000% 10/01/15	1,000,000	1,092,040
	Pool / Bond Bank Total		7,034,195
Refunded / Escrowed (a) – 17.4%
CT Bridgeport
	Series 1997 A,
	Pre-refunded 03/01/07,
	Insured: AMBAC
	5.450% 03/01/11	1,550,000	1,596,857
	Series 2000 A,
	Pre-refunded 07/15/10,
	Insured: FGIC
	6.000% 07/15/13	2,000,000	2,223,820
CT Fairfield
	Series 1998,
	Pre-refunded 01/01/08,
	5.000% 01/01/18	1,100,000	1,154,670
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.000% 04/01/22	2,200,000	2,362,580
CT Health & Educational Facilities Authority
	Fairfield University,
	Series 1999 I,
	Pre-refunded 07/01/09,
	Insured: MBIA
	5.250% 07/01/25	2,000,000	2,134,820
	William W. Backus Hospital,
	Series 1997 D,
	Pre-refunded 07/01/07,
	Insured: AMBAC
	5.625% 07/01/17	500,000	525,420
CT Monroe
	Series 1997,
	Pre-refunded 04/15/06,
	Insured: FGIC
	5.625% 04/15/14	580,000	582,842
CT New Canaan
	Series 1999,
	Pre-refunded 02/01/09,
	4.750% 02/01/18	500,000	519,635
CT New Haven
	Series 2002 B,
	Insured: FGIC:
	5.000% 11/01/10	5,000	5,323
	5.375% 11/01/12	5,000	5,526
	Series 2002 C,

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed (a) – (continued)
	Insured: MBIA
	5.000% 11/01/18	15,000	16,228
CT Resources Recovery Authority
	Mid Connecticut Systems,
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA:
	5.750% 11/15/07	1,000,000	1,037,310
	6.250% 11/15/06	2,275,000	2,324,276
CT Seymour
	Series 2001 B,
	Pre-refunded 08/01/11,
	Insured: MBIA
	5.250% 08/01/15	1,100,000	1,186,361
CT Special Assessment Second Injury Fund Revenue
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FSA
	5.250% 01/01/10	2,000,000	2,130,780
CT Special Tax Obligation
	Transportation Infrastructure,
	Series 1996 A,
	Pre-refunded 06/01/06,
	Insured: FGIC
	5.700% 06/01/12	1,160,000	1,181,019
CT Stamford
	Series 2002,
	Pre-refunded 08/15/12,
	5.000% 08/15/19	1,000,000	1,086,060
CT State
	Series 1993 B,
	Escrowed to Maturity,
	5.400% 03/15/08	10,000	10,420
	Series 1993 E,
	Escrowed to Maturity,
	6.000% 03/15/12	25,000	28,299
	Series 1999 A,
	Pre-refunded 06/15/09,
	5.250% 06/15/10	2,025,000	2,152,393
	Series 1999 B,
	Pre-refunded 11/01/09,
	5.750% 11/01/11	1,000,000	1,090,100
	Series 2000 A,
	Pre-refunded 04/15/10,
	5.500% 04/15/19	865,000	937,660
CT University of Connecticut
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.375% 04/01/13	1,000,000	1,098,490

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed (a) – (continued)
CT Westport
	Series 1999,
	Pre-refunded 07/15/09,
	5.000% 07/15/18	1,890,000	2,004,591
	Series 2000,
	Pre-refunded 08/15/10:
	5.375% 08/15/14	550,000	593,643
	5.375% 08/15/15	1,550,000	1,672,992
	Series 2001,
	Pre-refunded 12/01/11,
	5.000% 12/01/16	1,155,000	1,243,750
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Economically Defeased,
	5.500% 10/01/40	1,000,000	1,079,070
	Refunded / Escrowed Total		31,984,935
	OTHER TOTAL		39,019,130
OTHER REVENUE – 1.0%
Recreation – 1.0%
CT Health & Educational Facility Authority
	Loomis Chaffee School,
	Series 2005 F,
	Insured: AMBAC
	5.250% 07/01/27	1,670,000	1,890,540
	Recreation Total		1,890,540
	OTHER REVENUE TOTAL		1,890,540
TAX - BACKED – 57.3%
Local General Obligations – 27.4%
CT Bridgeport
	Series 1996 A,
	Insured: AMBAC
	6.500% 09/01/08	1,435,000	1,544,189
	Series 2002 A,
	Insured: FGIC
	5.375% 08/15/14	1,600,000	1,745,920
	Series 2003 C,
	Insured: FSA
	4.250% 08/15/11	1,660,000	1,712,290
	Series 2004 C,
	Insured: MBIA
	5.250% 08/15/17	1,500,000	1,671,630
CT Colchester
	Series 1997 A,
	Insured: AMBAC
	5.400% 08/15/10	885,000	958,968
CT Cromwell
	Series 2003,
	Insured: FGIC

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
	5.000% 06/15/11	600,000	644,130
CT Danbury
	Series 1995,
	5.625% 02/01/13	200,000	223,918
	Series 2004,
	Insured: FGIC
	4.750% 08/01/16	1,270,000	1,356,804
CT East Haven
	Series 2003,
	Insured: MBIA
	5.000% 09/01/15	640,000	700,269
CT Easton
	Series 2001,
	4.750% 10/15/21	855,000	882,967
CT Fairfield
	Series 2004,
	4.500% 01/01/16	1,690,000	1,766,641
CT Farmington
	Series 2002,
	5.000% 09/15/19	820,000	875,965
CT Hartford County Metropolitan District
	Series 1989,
	6.700% 10/01/09	250,000	278,018
	Series 2002,
	5.000% 04/01/19	1,205,000	1,286,928
CT Hartford
	Series 2003,
	Insured: FSA
	4.750% 12/01/15	2,065,000	2,209,818
	Series 2005 C,
	Insured: MBIA
	5.000% 09/01/19	2,085,000	2,292,603
CT Montville
	Series 1994,
	5.300% 12/01/09	370,000	395,364
CT New Haven
	Series 2003 A,
	Insured: FGIC
	5.250% 11/01/16	2,000,000	2,199,512
	Series 2002 B,
	Insured: FGIC:
	5.000% 11/01/10	995,000	1,061,983
	5.375% 11/01/12	995,000	1,096,182
	Series 2002 C,
	Insured: MBIA
	5.000% 11/01/18	1,985,000	2,113,132

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
CT New London
	Series 2003 C,
	Insured: AMBAC
	5.000% 02/01/17	1,290,000	1,376,198
CT New Milford
	Series 1992,
	5.500% 08/01/08	250,000	263,323
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/16	1,025,000	1,125,163
CT Norwalk
	Series 2004 B,
	5.000% 08/01/11	1,535,000	1,649,695
CT Regional School District No. 15
	Series 2003,
	Insured: FGIC:
	5.000% 02/01/15	1,105,000	1,207,655
	5.000% 02/01/16	1,025,000	1,125,378
CT Ridgefield
	Series 2003 A,
	5.000% 03/01/12	1,725,000	1,859,740
CT Stamford
	Series 2003 B:
	5.250% 08/15/16	1,650,000	1,853,247
	5.250% 08/15/17	1,125,000	1,269,270
CT Torrington
	Series 1999,
	Insured: FGIC
	5.125% 09/15/12	1,300,000	1,379,586
CT Watertown
	Series 2005,
	Insured: MBIA
	5.000% 08/01/17	1,060,000	1,157,764
CT West Hartford
	Series 2003 C,
	5.000% 07/15/11	2,345,000	2,519,233
CT Weston
	Series 2004:
	5.125% 07/15/14	1,250,000	1,375,250
	5.250% 07/15/15	1,300,000	1,449,409
CT Westport
	Series 2003,
	5.000% 08/15/18	1,200,000	1,301,772
CT Windham
	Series 2004,
	Insured: MBIA
	5.000% 06/15/15	785,000	856,200
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1999 A,

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
	Insured: FSA
	5.750% 08/01/12	1,500,000	1,625,460
	Local General Obligations Total		50,411,574
Special Non - Property Tax – 11.8%
CT Special Tax Obligation Revenue
	Transportation Infrastructure:
	Series 1992 B,
	6.125% 09/01/12	400,000	447,648
	Series 1993 A:
	5.250% 09/01/07	1,250,000	1,287,788
	5.375% 09/01/08	750,000	787,508
	Series 1998 A,
	Insured: FGIC:
	5.250% 10/01/14	2,100,000	2,212,938
	5.500% 10/01/12	3,250,000	3,601,747
	Series 2003 B,
	Insured: FGIC
	5.000% 01/01/23	800,000	842,696
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,
	5.500% 06/15/24	1,000,000	1,041,880
OH Hamilton County Sales Tax Revenue
	Series 2000 B,
	Insured: AMBAC
	(b) 12/01/28	3,000,000	1,040,910
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998,
	Insured: MBIA
	5.250% 07/01/14	2,615,000	2,749,097
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/17	1,870,000	2,128,696
	Series 2005 BB,
	Insured: FSA
	5.250% 07/01/22	2,500,000	2,815,375
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 1998 A,
	Insured: AMBAC
	5.250% 07/01/10	2,500,000	2,630,600
	Special Non - Property Tax Total		21,586,883
State Appropriated – 3.9%
CT State Certificates of Participation
	Juvenile Training School,
	Series 2001,
	5.250% 12/15/14	1,565,000	1,700,357

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
CT University of Connecticut
	Series 2000 A,
	Insured: FGIC
	5.375% 03/01/19	2,000,000	2,142,640
	Series 2002 A,
	5.000% 04/01/10	1,085,000	1,150,349
	Series 2004 A,
	Insured: MBIA
	5.000% 01/15/13	2,000,000	2,161,700
	State Appropriated Total		7,155,046
State General Obligations – 14.2%
CT State
	Series 1993 E,
	6.000% 03/15/12	975,000	1,098,396
	Series 1998 A,
	5.250% 03/15/14	2,500,000	2,613,750
	Series 2000 C,
	5.375% 12/15/10	1,000,000	1,081,560
	Series 2001,
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,690,695
	Series 2003 E,
	Insured: FGIC
	5.000% 08/15/21	1,000,000	1,060,050
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	600,000	678,378
	Series 2005 D,
	Insured: FGIC
	5.000% 11/15/23	4,000,000	4,264,360
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2004 A,
	5.000% 07/01/30	1,000,000	1,050,870
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Series 1998,
	Insured: MBIA:
	(b) 07/01/14	4,500,000	3,208,455
	6.000% 07/01/16	1,000,000	1,174,110
	Public Improvement:
	Series 1998:
	Insured: FSA
	5.250% 07/01/10	1,250,000	1,342,463
	Insured: MBIA
	5.250% 07/01/15	3,000,000	3,336,540
	Series 2002 A,
	Insured: FGIC

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
	5.500% 07/01/20	3,000,000	3,450,090
	State General Obligations Total		26,049,717
	TAX - BACKED TOTAL		105,203,220
UTILITIES – 4.8%
Investor Owned – 1.2%
CT Development Authority Pollution Control Revenue
	Connecticut Light & Power Co.,
	Series 1993 A,
	5.850% 09/01/28	2,000,000	2,118,620
	Investor Owned Total		2,118,620
Municipal Electric – 0.6%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	1,000,000	1,122,140
	Municipal Electric Total		1,122,140
Water & Sewer – 3.0%
CT Clean Water Fund
	Series 1993,
	6.000% 10/01/12	1,200,000	1,344,480
	Series 1999,
	5.250% 07/15/11	1,500,000	1,600,440
CT Greater New Haven Water Pollution Control Authority
	Series 2005 A,
	Insured: MBIA
	5.000% 11/15/30	2,500,000	2,626,225
	Water & Sewer Total		5,571,145
	UTILITIES TOTAL		8,811,905
	Total Municipal Bonds
	(cost of $175,991,662)		181,652,616

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	1,898	1,898
	Total Investment Company
	(cost of $1,898)		1,898

		Par ($)
Short-Term Obligations – 0.4%
VARIABLE RATE DEMAND NOTES (c) – 0.4%
CT Health & Educational Facilities Authority
	Quinnipiac University,

10

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (c) – (continued)
	Series 2003 G,
	LOC: JPMorgan Chase Bank
	3.020% 07/01/23	300,000	300,000
WI Health & Educational Facilities Authority
	ProHealth Care, Inc.,
	Series 2001 B,
	Insured: AMBAC
	3.070% 08/15/30	200,000	200,000
WY Uinta County
	Chevron Corp.,
	Series 1993,
	3.070% 08/15/20	300,000	300,000
	VARIABLE RATE DEMAND NOTES TOTAL		800,000

	Total Short-Term Obligations
	(cost of $800,000)		800,000

	Total Investments – 99.3%
	(cost of $176,793,560)(d)(e)		182,454,514

	Other Assets & Liabilities, Net – 0.7%		1,321,230

	Net Assets – 100.0%		183,775,744

	Notes to Investment Portfolio:

	* Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis..

	Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

	Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

	(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

	(b) Zero coupon bond.

11

(c)   Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2006.

(d) Cost for federal income tax purposes is $176,778,725.

(e) Unrealized appreciation and depreciation at January 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,145,353	$(469,564)	$5,675,789

Acronym	Name
ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

12

INVESTMENT PORTFOLIO

January 31, 2006 (Unaudited)	Columbia Massachusetts Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.6%
EDUCATION – 17.7%
Education – 15.8%
MA College Building Authority Project Revenue
	Series 2004 A:
	Insured: MBIA
	5.000% 05/01/14	750,000	811,912
	5.000% 05/01/16	530,000	569,209
MA Development Finance Agency
	Clark University,
	Series 1998,
	5.250% 07/01/16	1,445,000	1,502,583
	Hampshire College,
	Series 2004,
	5.150% 10/01/14	200,000	209,086
	Mount Holyoke College,
	Series 2001,
	5.500% 07/01/13	1,355,000	1,476,110
	Pharmacy & Allied Health Sciences,
	Series 2003 C,
	6.375% 07/01/23	1,000,000	1,126,290
MA Health & Educational Facilities Authority
	Amherst College,
	Series 1998 G,
	5.375% 11/01/20	640,000	669,798
	Boston College,
	Series 2003 N,
	5.250% 06/01/15	1,000,000	1,079,570
	Brandeis University,
	Series 1998 I,
	Insured: MBIA
	5.250% 10/01/12	1,900,000	2,002,182
	5.250% 10/01/14	1,500,000	1,580,670
	Series 1999 J,
	Insured: MBIA
	5.000% 10/01/26	2,000,000	2,061,960
	Harvard University,
	Series 2000 Z,
	5.500% 01/15/11	1,000,000	1,092,490
	Series 2001 AA,
	5.500% 01/15/09	1,980,000	2,101,552
	Series 2001 DD,
	5.000% 07/15/35	4,500,000	4,638,420
	Massachusetts Institute of Technology:
	Series 2002 K,
	5.250% 07/01/12	1,000,000	1,093,160
	5.375% 07/01/17	2,275,000	2,577,234
	5.500% 07/01/22	1,000,000	1,164,730
	Series 2003 L,
	5.000% 07/01/11	735,000	789,324
	Series 2004 M,
	5.250% 07/01/16	500,000	558,450

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
	5.250% 07/01/19	610,000	689,233
	Northeastern University,
	Series 1998 G,
	Insured: MBIA
	5.500% 10/01/12	1,110,000	1,228,060
	Simmons College:
	Series 1998 C,
	Insured: MBIA
	5.000% 10/01/14	1,000,000	1,047,460
	Series 2003 F,
	Insured: FGIC
	5.000% 10/01/15	1,015,000	1,089,156
	5.000% 10/01/17	510,000	543,757
	Tufts University:
	Series 2001 I,
	5.500% 02/15/36	2,000,000	2,141,100
	Series 2002 J,
	5.500% 08/15/16	1,500,000	1,696,185
	University of Massachusetts,
	Series 2002 C,
	Insured: MBIA
	5.250% 10/01/13	1,475,000	1,603,915
	Wellesley College,
	Series 2003,
	5.000% 07/01/15	610,000	653,853
	Williams College:
	Series 1996 F,
	5.500% 07/01/26	1,750,000	1,780,887
	Series 2003 H,
	5.000% 07/01/16	1,740,000	1,865,089
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: MBIA
	5.500% 02/15/13	1,830,000	2,026,835
	Worcester Polytechnic Institute:
	Series 1997 2,
	Insured: MBIA
	5.250% 09/01/14	1,300,000	1,361,724
	Series 1997,
	Insured: MBIA
	5.125% 09/01/17	1,550,000	1,616,464
MA University of Massachusetts Building Authority Revenue
	Series 2000 2,
	Insured: AMBAC
	5.500% 11/01/09	1,455,000	1,560,953

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
	Series 2004 1,
	Insured: AMBAC
	5.250% 11/01/12	500,000	545,575
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA
	5.250% 10/01/12	2,000,000	2,146,280
		Education Total	50,701,256
Prep School – 1.9%
MA Development Finance Agency
	Belmont Hill School,
	Series 1998,
	5.000% 09/01/31	1,000,000	1,023,400
	Deerfield Academy:
	Series 2003 A,
	5.000% 10/01/12	345,000	372,431
	5.000% 10/01/16	420,000	449,652
MA Industrial Finance Agency
	Belmont Hill School,
	Series 1998,
	5.625% 09/01/20	1,250,000	1,299,675
	Concord Academy,
	Series 1997,
	5.500% 09/01/27	1,000,000	1,039,390
	Development Finance Agency,
	Milton Academy,
	Series 2003 A,
	5.000% 09/01/19	500,000	532,575
	Trustees Deerfield Academy,
	Series 1997,
	5.000% 10/01/23	1,210,000	1,259,211
		Prep School Total	5,976,334
		EDUCATION TOTAL	56,677,590
HEALTH CARE – 8.5%
Health Services – 0.4%
MA Health & Educational Facilities Authority
	Partners Healthcare Systems, Inc.,
	Series 2003 E,
	5.000% 07/01/15	1,140,000	1,206,496
		Health Services Total	1,206,496
Hospitals – 8.1%
MA Boston Special Obligation
	Boston City Hospital,
	Series 2002 A,
	Insured: MBIA
	5.000% 08/01/14	5,000,000	5,332,900

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MA Health & Educational Facilities Authority
	Baystate Medical Center,
	Series 2002 F,
	5.750% 07/01/13	890,000	963,737
	Boston Medical Center,
	Series 1998 A,
	Insured: MBIA
	5.250% 07/01/15	2,500,000	2,609,225
	Partners HealthCare System, Inc.:
	Series 1997 A,
	Insured: MBIA
	5.250% 07/01/15	2,500,000	2,578,400
	5.375% 07/01/17	3,900,000	4,027,335
	Series 1999 B,
	5.250% 07/01/10	4,670,000	4,955,290
	Series 2001 C,
	5.750% 07/01/21	750,000	816,315
	Series 2005 F,
	5.000% 07/01/17	2,000,000	2,132,940
	South Shore Hospital,
	Series 1993 E,
	Insured: MBIA
	5.500% 07/01/13	325,000	325,559
	University of Massachusetts,
	Series 1998 A,
	Insured: AMBAC
	5.250% 07/01/14	2,000,000	2,102,300
		Hospitals Total	25,844,001
	HEALTH CARE TOTAL		27,050,497
OTHER – 18.3%
Other – 0.3%
MA Development Finance Agency
	Combined Jewish Philanthropies,
	Series 2002 A,
	5.250% 02/01/22	1,000,000	1,077,370
	Other Total		1,077,370
Pool/Bond Bank – 3.9%
MA Water Pollution Abatement Revenue
	Pooled Loan Program,
	Series 1995 A,
	5.400% 08/01/11	25,000	25,543
	Series 1999 5,
	5.750% 08/01/16	95,000	103,011

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
	Series 2001 7:
	5.250% 02/01/10	2,000,000	2,135,600
	5.250% 02/01/13	750,000	808,110
	Series 2002 8,
	5.000% 08/01/11	1,000,000	1,071,610
	Series 2004 10,
	5.000% 08/01/12	1,750,000	1,885,083
	Series 2005 11,
	5.250% 08/01/19	4,465,000	5,022,946
MA Water Resources Authority Program
	Series 2002 A,
	5.000% 08/01/09	1,350,000	1,422,212
	Pool/Bond Bank Total		12,474,115
Refunded/Escrowed (a) – 13.9%
MA College Building Authority Project Revenue
	Series 1999 A,
	Escrowed to Maturity,
	Insured: MBIA
	(b) 05/01/28	4,000,000	1,454,120
MA Consolidated Loan
	Series 1999 B:
	Pre-refunded 05/01/09,
	5.250% 05/01/12	1,000,000	1,065,060
	5.250% 05/01/14	1,000,000	1,065,060
	Series 2000 A,
	Pre-refunded 02/01/10,
	5.800% 02/01/17	3,520,000	3,855,914
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/18	3,000,000	3,266,250
MA Development Finance Agency
	Higher Education, Smith College,
	Pre-refunded 07/01/10,
	5.750% 07/01/23	2,000,000	2,201,500
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/22	600,000	668,238
MA Health & Educational Facilities Authority
	University of Massachusetts,
	Series 2000 A,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.875% 10/01/29	1,000,000	1,108,980
MA Holden
	Municipal Purpose Loan,
	Series 2000,
	Pre-refunded 03/01/00,
	Insured: FGIC

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (a) – (continued)
	5.750% 03/01/18	2,385,000	2,601,963
MA Industrial Finance Agency
	Phillips Academy,
	Series 1998,
	Pre-refunded 09/01/08,
	5.375% 09/01/23	2,000,000	2,134,020
	Wentworth Institute of Technology,
	Series 1998,
	Pre-refunded 10/01/08,
	5.650% 10/01/18	1,200,000	1,283,136
MA Massachusetts Bay Transportation Authority
	General Transportation Systems,
	Series 1998 B,
	Pre-refunded 03/01/09,
	5.125% 03/01/11	1,000,000	1,055,550
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.750% 07/01/14	915,000	999,326
	Special Assessment,
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.750% 07/01/18	915,000	999,326
MA Port Authority
	Series 1973,
	Escrowed to Maturity,
	5.625% 07/01/12	425,000	453,522
MA Route 3 North Transportation
	Improvement Municipal Securities Association Lease Revenue:
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: MBIA
	5.750% 06/15/18	1,000,000	1,091,460
	5.375% 06/15/33	2,500,000	2,690,925
MA Sandwich
	Series 2000,
	Pre-refunded 08/15/10,
	5.750% 08/15/11	1,050,000	1,157,310
MA Special Obligation & Revenue
	Consolidated Loan,
	Series 2002 A,
	Pre-refunded 06/01/12,
	Insured: FGIC
	5.375% 06/01/19	1,125,000	1,231,133
MA Springfield
	Municipal Purpose Loan,
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: FSA
	6.000% 10/01/16	1,000,000	1,096,610
MA State
	Series 1992 B,
	Escrowed to Maturity,

		Par ($)	Value ($)

Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (a) – (continued)
	6.500% 08/01/08	5,315,000	5,676,154
MA Health & Educational Facilities Authority
	Amherst College,
	Series 1998 G,
	Pre-refunded 11/01/08,
	5.375% 11/01/20	1,360,000	1,430,244
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/13	250,000	265,240
MA University of Massachusetts Building Authority Revenue
	Series 2003 1,
	Pre-refunded 11/01/13,
	Insured: AMBAC
	5.250% 11/01/15	2,000,000	2,200,020
MA Water Pollution Abatement Revenue
	Pooled Loan Program:
	Series 1999 5,
	Pre-refunded 08/01/09,
	5.750% 08/01/16	1,905,000	2,066,506
	Series 2001 7,
	Pre-refunded 08/01/11,
	5.250% 02/01/13	250,000	269,680
	Series 1993 A,
	Escrowed to Maturity,
	5.450% 02/01/13	935,000	1,035,279
	Series 1995 A,
	Escrowed to Maturity,
	5.400% 08/01/11	225,000	245,549
	Refunded/Escrowed Total		44,668,075
Tobacco – 0.2%
PR Commonwealth of Puerto Rico Children’s Trust Fund
	Tobacco Settlement Revenue,
	Series 2002,
	5.000% 05/15/09	500,000	515,235
		Tobacco Total	515,235
		OTHER TOTAL	58,734,795
TAX-BACKED – 39.3%
Local General Obligations – 14.8%
MA Bellingham
	Series 2001,
	Insured: AMBAC
	5.250% 03/01/13	1,605,000	1,738,729
MA Boston
	Metropolitan District,
	Series 2002 A,
	5.250% 12/01/14	2,010,000	2,188,267

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 2002 B,
	Insured: FGIC
	5.000% 02/01/12	6,000,000	6,454,680
	Series 2004 A,
	5.000% 01/01/14	1,000,000	1,086,330
MA Brockton
	Series 1998,
	Insured: MBIA
	5.125% 04/01/15	1,500,000	1,565,235

MA Brookline
	Series 2000,
	5.750% 04/01/14	1,905,000	2,082,737
MA Dracut
	Series 2004,
	Insured: AMBAC
	5.000% 05/15/17	1,015,000	1,094,383
MA Dudley Charlton Regional School District
	Series 1999 A,
	Insured: FGIC
	5.125% 06/15/14	2,305,000	2,527,709
MA Everett
	Series 2000,
	Insured: MBIA
	6.000% 12/15/11	2,015,000	2,274,854
MA Falmouth
	Series 2002,
	5.000% 02/01/11	1,450,000	1,551,935
MA Franklin
	Series 2004,
	Insured: MBIA
	5.000% 11/15/12	1,130,000	1,217,982
MA Greater Lawrence Vocational Technical High School District
	Series 2002:
	Insured: FSA
	5.000% 03/15/11	1,045,000	1,118,087
	5.000% 03/15/12	1,140,000	1,227,472
MA Groton-Dunstable Regional School District
	Series 2001,
	Insured: FSA
	5.000% 10/15/21	1,260,000	1,336,167
MA Hopedale
	Series 2004,
	Insured: AMBAC
	5.000% 11/15/17	1,000,000	1,085,370
MA Lowell

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 2002:
	Insured: AMBAC
	5.000% 08/01/10	1,000,000	1,063,450
	5.000% 02/01/13	1,215,000	1,307,340
MA Medford
	Series 2001,
	Insured: MBIA
	5.000% 02/15/10	1,775,000	1,880,488
MA Norwell
	Series 2005,
	Insured: AMBAC
	5.000% 02/15/16	540,000	589,804
MA Pioneer Valley Regional School District
	Series 2002,
	Insured: AMBAC
	5.000% 06/15/12	1,000,000	1,078,630
MA Pittsfield
	Series 2002,
	Insured: MBIA
	5.000% 04/15/11	1,000,000	1,069,150
MA Plymouth
	Series 2000,
	Insured: MBIA
	5.000% 10/15/18	1,725,000	1,839,005
MA Sandwich
	Series 2005,
	Insured: MBIA
	5.000% 07/15/18	1,575,000	1,712,687
MA Springfield
	Municipal Purpose loan,
	Series 2003,
	Insured: MBIA
	5.250% 01/15/15	1,500,000	1,630,680
MA Westborough
	Series 2003,
	5.000% 11/15/16	1,000,000	1,073,640
MA Westfield
	Series 2003,
	Insured: MBIA
	5.000% 09/01/18	500,000	534,730
MA Worcester
	Series 2004 A,
	Insured: MBIA
	5.250% 08/15/13	2,810,000	3,090,916
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: FSA
	5.500% 07/01/17	1,000,000	1,044,070

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 1999 A,
	Insured: FSA
	5.500% 08/01/09	1,000,000	1,069,870
	Local General Obligations Total		47,534,397
Special Non-Property Tax – 11.3%
MA Boston Special Obligation
	Convention Center,
	Series 2002 A,
	Insured: AMBAC
	5.000% 05/01/19	1,500,000	1,590,645
MA Massachusetts Bay Transportation Authority
	Sales Tax Revenue:
	Series 2002 A,
	5.000% 07/01/11	1,000,000	1,069,330
	Series 2003 A,
	5.250% 07/01/11	5,000,000	5,407,700
	5.250% 07/01/17	1,000,000	1,114,610
	Series 2004 B,
	5.250% 07/01/19	2,500,000	2,805,350
	Series 2004 C,
	5.250% 07/01/16	1,500,000	1,665,840
	5.250% 07/01/18	1,000,000	1,119,270
	Series 2005 B,
	Insured: MBIA
	5.500% 07/01/23	1,890,000	2,191,285
	Series 2000 A,
	5.750% 07/01/14	85,000	92,290
	Series 2003 A,
	5.250% 07/01/19	625,000	701,338
	Special Tax Obligation,
	Series 2000 A,
	5.750% 07/01/18	85,000	92,055
MA Special Obligation & Revenue
	Consolidated Loan:
	Series 1997 A,
	5.500% 06/01/13	1,000,000	1,108,870
	Series 2002 A,
	Insured: FGIC,
	5.000% 06/01/10	1,500,000	1,592,280
	Crossover Refunding Consolidated Loan:
	Series 2005 A,
	Insured: FSA,
	5.500% 06/01/21	5,000,000	5,765,950
	Series 2004 A,
	Insured: FGIC,
	5.250% 01/01/19	750,000	839,002

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	Series 2005,
	Insured: FGIC
	5.250% 01/01/21	2,810,000	3,154,450
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998,
	Insured: MBIA
	5.250% 07/01/13	2,675,000	2,814,742
	Series 2003 AA,
	Insured: FGIC
	5.000% 07/01/10	1,000,000	1,063,810
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2004 J,
	Insured: AMBAC,
	5.000% 07/01/36	2,000,000	2,140,160
	Special Non-Property Tax Total		36,328,977
State Appropriated – 2.7%
MA Development Finance Agency
	Visual & Performing Arts Project,
	Series 2000:
	5.750% 08/01/13	1,030,000	1,147,564
	6.000% 08/01/17	540,000	614,601
	6.000% 08/01/21	1,200,000	1,389,096
MA Route 3 North Transportation
	Improvement Associates Lease Revenue,
	Series 2000:
	Insured: MBIA
	5.750% 06/15/13	1,000,000	1,085,080
	5.750% 06/15/14	2,000,000	2,170,160
	5.750% 06/15/15	2,000,000	2,170,160
	State Appropriated Total		8,576,661
State General Obligations – 10.5%
MA State
	Series 1997 A,
	Insured: AMBAC
	5.750% 08/01/09	2,000,000	2,152,700
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	3,500,000	4,005,050
	Series 2003 D,
	5.500% 10/01/17	5,000,000	5,666,000
	Insured: AMBAC
	5.500% 10/01/19	5,000,000	5,737,900

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series 2004 A,
	Insured: FSA
	5.250% 08/01/20	5,000,000	5,623,850
	Series 2004 B,
	5.250% 08/01/20	3,000,000	3,360,330
	Series 2004 C,
	Insured: MBIA
	5.500% 12/01/19	3,795,000	4,368,842
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,
	Insured: MBIA
	6.000% 07/01/09	500,000	542,255
	Series 2004 A,
	5.000% 07/01/30	1,400,000	1,471,218
PR Commonwealth of Puerto Rico Public Finance Corp.
	Commonwealth Appropriation,
	Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/30	500,000	540,605
	State General Obligations Total		33,468,750
	TAX-BACKED TOTAL		125,908,785
TRANSPORTATION – 6.3%
Airports – 1.5%
MA Port Authority
	Series 2003 A,
	Insured: MBIA
	5.000% 07/01/16	3,000,000	3,215,670
	Series 2005 C,
	Insured: AMBAC
	5.000% 07/01/15	1,500,000	1,624,035
		Airports Total	4,839,705
Toll Facilities – 1.4%
MA Turnpike Authority
	Metropolitan Highway Systems Revenue:
	Series 1997 A,
	Insured: MBIA
	5.000% 01/01/37	2,000,000	2,029,700
	Series 1999 A,
	Insured: AMBAC
	5.000% 01/01/39	1,500,000	1,516,515
	5.125% 01/01/09	1,000,000	1,047,770
	Toll Facilities Total		4,593,985

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – 3.4%
MA Federal Highway Capital Appreciation
	Series 1998 A,
	(b) 06/15/15	4,000,000	2,703,960
MA Federal Highway Grant Anticipation Notes
	Series 1998 A:
	5.250% 06/15/08	2,700,000	2,813,427
	5.250% 12/15/11	1,000,000	1,053,060
	5.500% 06/15/14	1,000,000	1,059,820
	Series 2000 A,
	5.750% 06/15/09	1,000,000	1,072,320
MA Woods Hole Martha’s Vineyard & Nantucket Steamship Authority
	Series 2004 B,
	5.000% 03/01/18	1,900,000	2,040,467
	Transportation Total		10,743,054
	TRANSPORTATION TOTAL		20,176,744
UTILITIES – 7.5%
Joint Power Authority – 0.8%
MA Municipal Wholesale
	Electric Co. Power Supply System, Nuclear Project 3,
	Series 2001 A,
	Insured: MBIA
	5.000% 07/01/11	2,500,000	2,664,450
	Joint Power Authority Total		2,664,450
Municipal Electric – 0.4%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	1,000,000	1,135,160
	Municipal Electric Total		1,135,160
Water & Sewer – 6.3%
MA Boston Water & Sewer Commission
	Series 1998 A,
	Insured: FGIC
	5.125% 11/01/15	1,320,000	1,388,310
MA Water Resource Authority
	Series 1993 C,
	6.000% 12/01/11	2,000,000	2,220,400
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,165,000	1,310,520
	Series 2000 D,
	Insured: MBIA
	5.500% 08/01/10	1,000,000	1,083,250
	Series 2002 J:
	Insured: FSA

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	5.250% 08/01/14	2,870,000	3,162,654
	5.250% 08/01/15	3,000,000	3,320,730
	5.250% 08/01/18	1,000,000	1,119,930
	Series 2005 A,
	Insured: MBIA
	5.250% 08/01/17	6,000,000	6,690,660
	Water & Sewer Total		20,296,454
	UTILITIES TOTAL		24,096,064
	Total Municipal Bonds (cost of $303,491,941)		312,644,475

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	12,019	12,019
	Total Investment Company (cost of $12,019)		12,019

		Par ($)
Short-Term Obligations – 1.2%
VARIABLE RATE DEMAND NOTES (c) – 1.2%
FL Pinellas County Health Facility Authority
	Pooled Hospital Loan Program,
	Series 1985,
	LOC: Wachovia Bank N.A.,
	3.100% 12/01/15	400,000	400,000
IA Higher Education Loan Authority
	St. Ambrose University,
	Series 2003,
	3.070% 04/01/33	500,000	500,000
IL Health Facilities Authority
	OSF Healthcare Systems,
	Series 2002,
	LOC: Fifth Third Bank,
	3.050% 11/15/27	100,000	100,000
MA Health & Educational Facilities Authority
	Capital Assets Program,
	Series 1985 D,
	Insured: MBIA
	3.070% 01/01/35	160,000	160,000
MA Water Resources Authority
	Series 2002 D,
	3.070% 08/01/17	200,000	200,000
MN Mankato
	Bethany Lutheran College, Inc.,

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (c) – (continued)
	Series 2000 B,
	LOC: Wells Fargo Bank,
	3.120% 11/01/15	100,000	100,000
MS Jackson County Pollution Control Revenue
	Chevron USA, Inc.,
	Series 1992,
	3.070% 12/01/16	1,700,000	1,700,000
NY New York City Municipal Water Finance Authority Water & Sewer System Revenue
	Series 1993 C,
	SPA: Securities Purchase, Inc.,
	3.050% 06/15/23	400,000	400,000
WY Uinta County
	Chevron Corp.,
	Series 1993,
	3.070% 08/15/20	100,000	100,000
	VARIABLE RATE DEMAND NOTES TOTAL		3,660,000

	Total Short-Term Obligations (cost of $3,660,000)		3,660,000

	Total Investments – 98.8% (cost of $307,163,960)(d)(e)		316,316,494

	Other Assets & Liabilities, Net – 1.2%		3,992,352

	Net Assets – 100.0%		320,308,846

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Zero coupon bond.

(c)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2006.

(d)	Cost for federal income tax purposes is $307,092,380.
(e)	Unrealized appreciation and depreciation at January 31, 2006 based on cost of investments for federal income tax purposes was

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$10,110,823	$(886,709)	$9,224,114

Acronym	Name
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO

January 31, 2006 (Unaudited)	Columbia New Jersey Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.6%
EDUCATION – 4.6%
Education – 4.6%
NJ Educational Facilities Authority
	Drew University,
	Series 2003 C,
	Insured: FGIC
	5.250% 07/01/20	1,000,000	1,124,210
	Rutgers State University,
	Series 1997 U,
	5.000% 05/01/14	500,000	520,470
	Seton Hall University Project,
	Series 2001 A,
	Insured: AMBAC

	5.250% 07/01/16	200,000	215,134
	Stevens Institute of Technology:
	Series 1998 I,

	5.000% 07/01/09	200,000	207,312
	Series 2002 C,
	5.000% 07/01/10	1,120,000	1,173,670
		Education Total	3,240,796
	EDUCATION TOTAL		3,240,796
HEALTH CARE – 5.4%
Continuing Care Retirement – 0.6%
NJ Economic Development Authority
	Winchester Gardens,
	Series 2004 A,
	5.750% 11/01/24	400,000	421,016
	Continuing Care Retirement Total		421,016
Hospitals – 4.8%
NJ Economic Development Authority
	Hillcrest Health Service Systems Project,
	Series 2000,
	Insured: AMBAC
	5.000% 01/01/07	300,000	304,641
	Lease Revenue,
	International Center for Public Health Project,
	Series 2000,
	Insured: AMBAC
	5.500% 06/01/09	315,000	335,390
NJ Health Care Facilities Financing
Authority	Capital Health Systems, Inc.,
	Series 2003 A,
	5.750% 07/01/23	500,000	535,440
	Childrens Specialized Hospital A,
	Series 2005,
	5.000% 07/01/18	575,000	586,667
NJ Health Care Facilities
	Hackensack University Medical Center:
	Series 1998 A,

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Insured: MBIA
	5.000% 01/01/18	500,000	512,510
	Series 2000,
	5.700% 01/01/11	500,000	537,620
	5.875% 01/01/15	500,000	534,560
	Hospitals Total		3,346,828
	HEALTH CARE TOTAL		3,767,844
HOUSING – 1.3%
Multi-Family – 1.3%
NJ Housing & Mortgage Finance Agency
	Multi-Family Housing:
	Series 2000 B,
	Insured: FSA
	6.050% 11/01/17	250,000	263,067
	Series 2000 E-2,
	Insured: FSA
	5.750% 11/01/25	135,000	140,912
NJ Middlesex County Improvement
Authority
	Street Student Housing Project,
	Series 2004 A,

	5.000% 08/15/18	500,000	517,195
	Multi-Family Total		921,174
	HOUSING TOTAL		921,174
OTHER – 20.1%
Pool/Bond Bank – 5.4%
NJ Environmental Infrastructure Trust
	Environmental Infrastructure Trust:
	Series 2000 A,
	5.000% 09/01/14	350,000	374,108
	5.250% 09/01/20	1,000,000	1,071,900
	Wastewater Treatment:
	Series 1998 G,
	Insured: FGIC
	5.000% 04/01/12	500,000	525,095
	Series 2000 A,
	5.000% 09/01/17	400,000	412,608
NJ Monmouth County Improvement
Authority Revenue
	Government Loan:
	Series 1995,
	Insured: FSA

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
	5.450% 07/15/13	850,000	875,296
	Series 2000,
	Insured: AMBAC
	5.000% 12/01/12	500,000	529,750
	Pool/Bond Bank Total		3,788,757
Refunded/Escrowed (a) – 13.2%
NJ Atlantic County Improvement Authority
	Luxury Tax Revenue,
	Convention Center,
	Series 1985,
	Escrowed to Maturity,
	7.375% 07/01/10	255,000	277,578
NJ Bayonne Municipal Utilities Authority
	Water Systems Revenue,
	Series 1997,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 01/01/12	500,000	519,585
NJ Building Authority
	State Building Revenue,
	Series 1997,
	Pre-refunded 06/15/07,
	5.000% 06/15/10	325,000	338,842
NJ Cherry Hill Township
	Series 1999 A,
	Pre-refunded 07/15/09,
	Insured: FGIC
	5.250% 07/15/19	500,000	529,410
NJ Delaware River and Bay Authority
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: AMBAC
	5.400% 01/01/14	250,000	269,800
NJ Economic Development Authority
	School Facilities Construction,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: AMBAC
	5.250% 06/15/18	200,000	216,508
NJ Educational Facilities Authority
	Princeton University,
	Series 1999 B,
	Pre-refunded 07/01/09,
	5.125% 07/01/19	1,000,000	1,054,180
	Rowan University,
	Series 2000 B,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.250% 07/01/19	250,000	267,965
	William Patterson University,
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.375% 07/01/21	500,000	538,465

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (a) – (continued)
NJ Essex County Improvement Authority
	Lease Revenue,
	County Correction Facility Project,
	Series 2000,
	Pre-refunded 10/01/10,
	5.250% 10/01/11	500,000	536,900
NJ Highway Authority
	Garden State Parkway:
	Series 1989,
	Escrowed to Maturity,
	6.000% 01/01/19	1,000,000	1,192,190
	Series 1999,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/17	300,000	325,941
NJ Pleasantville School District
	Series 1998,
	Pre-refunded 02/15/08,
	Insured: MBIA
	5.000% 02/15/11	500,000	516,020
NJ Randolph Township School District
	Series 1998,
	Pre-refunded 08/01/08,
	Insured: FGIC
	5.000% 08/01/15	500,000	518,130
NJ State
	Certificates of Participation,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AMBAC
	5.000% 06/15/14	500,000	543,595
NJ Transportation Trust Fund Authority
	Transportation Systems,
	Series 1998 A,
	Escrowed to Maturity,
	5.000% 06/15/06	20,000	20,131
NJ Trenton
	Series 2000,
	Pre-refunded 03/01/09,
	Insured: FGIC
	5.700% 03/01/19	250,000	268,965
NJ Turnpike Authority
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: MBIA
	5.750% 01/01/19	295,000	319,538
NJ Vernon Township School District Board of Education
	Series 1999,
	Pre-refunded 12/01/09,
	Insured: FGIC
	5.375% 12/01/19	300,000	320,778

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (a) – (continued)
NJ West Deptford Township
	Series 2000,
	Pre-refunded 09/01/10,
	Insured: FGIC
	5.500% 09/01/20	400,000	433,468
NJ West Orange Board of Education
	Certificates of Participation,
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: MBIA
	5.625% 10/01/29	250,000	270,950
	Refunded/Escrowed Total		9,278,939
Tobacco – 1.5%
NJ Tobacco Settlement Financing Corp.
	Series 2002,
	5.375% 06/01/18	1,000,000	1,033,770
	Tobacco Total		1,033,770
	OTHER TOTAL		14,101,466
OTHER REVENUE – 1.2%
Hotels – 1.2%
NJ Middlesex County Import Authority Revenue
	Heldrich Center Hotel,
	Series 2005 A,
	5.000% 01/01/20	815,000	821,381
	Hotels Total		821,381
	OTHER REVENUE TOTAL		821,381
TAX-BACKED – 52.3%
Local Appropriated – 1.6%
NJ East Orange Board of Education
	Certificates of Participation,
	Capital Appreciation,
	Series 1998,
	Insured: FSA
	(b) 02/01/18	1,000,000	599,400
NJ Essex County Improvement Authority
	Lease Revenue,
	County Jail & Youth House Projects,
	Series 1996,
	Insured: AMBAC
	5.000% 12/01/08	250,000	258,415
NJ Middlesex County
	Certificates of Participation,
	Series 2001,

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	Insured: MBIA
	5.500% 08/01/17	250,000	271,045
	Local Appropriated Total		1,128,860
Local General Obligations – 24.4%
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/23	1,000,000	1,100,800
NJ Cherry Hill Township
	Series 1999 B,
	5.250% 07/15/11	500,000	540,990
NJ Flemington Raritan Regional School District
	Series 2000,
	Insured: FGIC
	5.700% 02/01/15	400,000	459,708
NJ Freehold Regional High School District
	Series 2001,
	Insured: FGIC
	5.000% 03/01/20	1,205,000	1,333,754
NJ Greenwich Township Board of Education
	Series 1998:
	Insured: FSA
	5.000% 01/15/13	500,000	514,575
	5.000% 01/15/14	800,000	823,320
NJ Hackensack
	Series 1998,
	4.900% 03/15/09	500,000	521,295
NJ Kearny
	Series 1997,
	Insured: FGIC
	5.250% 02/15/08	600,000	623,478
NJ Manalapan Englishtown Regional Board of Education
	Series 2004,
	Insured: FGIC
	5.750% 12/01/20	1,325,000	1,566,097
NJ Mercer County Improvement Authority Revenue
	Youth Center,
	Series 1998 B,
	Insured: FGIC
	5.000% 02/15/14	250,000	259,870
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: MBIA
	5.000% 08/01/12	500,000	530,420

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 1998,
	5.000% 10/01/09	500,000	528,400
NJ North Brunswick Township Board of Education
	Series 1997:
	Insured: FGIC
	5.000% 02/01/10	750,000	769,350
	5.000% 05/15/12	1,000,000	1,029,980
NJ Ocean County Utilities Authority
	Wastewater Revenue,
	Series 2001,
	5.250% 01/01/18	1,000,000	1,071,770
NJ Parsippany-Troy Hills Township
	Series 1997,
	Insured: MBIA
	5.000% 12/01/15	500,000	523,510
NJ Passaic County
	Series 2003,
	Insured: FSA
	5.200% 09/01/16	1,500,000	1,674,615
NJ Summit
	Series 2001,
	5.250% 06/01/16	1,205,000	1,345,250
NJ Union County
	General Improvement,
	Series 1999,
	5.125% 02/01/16	250,000	265,662
	Guaranteed Lease Educational Services Commission,
	Series 1997,
	5.050% 03/01/08	125,000	128,468
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: FSA
	5.250% 01/01/26	1,330,000	1,497,859
	Local General Obligations Total		17,109,171
Special Non-Property Tax – 4.6%
IL Dedicated Tax Capital Appreciation
	Civic Center,
	Series 1990 B,
	Insured: AMBAC
	(b) 12/15/17	3,000,000	1,795,890
NJ Economic Development Authority
	Capital Appreciation Motor Vehicle,
	Series 2004 A,
	Insured: MBIA
	(b) 07/01/21	1,255,000	636,749
	Cigarette Tax,
	Series 2004,

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	5.500% 06/15/24	750,000	781,410
	Special Non-Property Tax Total		3,214,049
State Appropriated – 15.0%
NJ Building Authority
	State Building Revenue,
	Series 1997,
	Un-refunded,
	5.000% 06/15/10	275,000	285,156
NJ Economic Development Authority
	School Facilities Construction,
	Series 2001 A,
	Insured: AMBAC
	5.500% 06/15/12	500,000	550,445
	Series 2005,
	Insured: FSA
	5.000% 03/01/19	2,305,000	2,460,933
	State Office Building Projects,
	Series 2000,
	Insured: AMBAC
	5.250% 06/15/08	250,000	260,677
NJ Educational Facilities Authority
	Dormitory Safety Trust Fund,
	Series 2001 A,
	5.000% 03/01/15	1,855,000	1,966,560
NJ Sports & Exposition Authority
	Series 2000 C,
	5.000% 03/01/11	500,000	530,495
	Series 2003 A,
	5.000% 09/01/12	250,000	267,170
NJ Transportation Trust Fund Authority
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	1,000,000	1,124,000
	Series 2005 B,
	Insured: AMBAC
	5.250% 12/15/23	1,000,000	1,125,620
	Transportation Systems,
	Series 1998 A,
	Un-refunded,
	5.000% 06/15/06	380,000	382,322
	Series 1999 A:
	5.625% 06/15/12	400,000	440,308
	5.750% 06/15/15	1,000,000	1,133,270
	State Appropriated Total		10,526,956
State General Obligations – 6.7%
NJ State
	Series 2001 H,
	Insured: MBIA

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	5.250% 07/01/16	2,000,000	2,217,500
	Series 2005 L,
	Insured: AMBAC
	5.250% 07/15/18	1,000,000	1,119,580
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Series 1998,
	Insured: MBIA
	6.000% 07/01/16	250,000	293,528
	Series 2004 A,
	5.000% 07/01/30	1,000,000	1,050,870
	State General Obligations Total		4,681,478
	TAX-BACKED TOTAL		36,660,514
TRANSPORTATION – 6.0%
Toll Facilities – 3.8%
NJ Burlington County
	Bridge Commission Lease Revenue,
	County Guaranteed Governmental Leasing Program,
	Series 2002,
	5.250% 08/15/18	1,130,000	1,211,891
NJ Turnpike Authority Revenue
	Series 2004 B,
	Insured: AMBAC
	(c) 01/01/35
	(5.150% 01/01/15)	500,000	329,020
PA Delaware River Joint Toll Bridge Commission
	Series 2003,
	5.250% 07/01/11	1,000,000	1,075,930
	Toll Facilities Total		2,616,841
Transportation – 2.2%
NJ Transit Corp. Certificates of Participation
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	1,395,000	1,556,681
	Transportation Total		1,556,681
	TRANSPORTATION TOTAL		4,173,522
UTILITIES – 6.7%
Municipal Electric – 1.6%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 DD,
	Insured: FSA
	5.250% 07/01/15	250,000	264,213
	Series 2003 NN,

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	Insured: MBIA
	5.250% 07/01/19	750,000	841,605
	Municipal Electric Total		1,105,818
Water & Sewer – 5.1%
NJ Cape May County Municipal Utilities Sewer Authority
	Series 2002 A,
	Insured: FSA
	5.750% 01/01/16	1,000,000	1,148,240
NJ Middlesex County Utilities Authority
	Sewer Revenue,
	Series 1997 A,
	Insured: FGIC
	5.000% 12/01/12	400,000	415,044
NJ North Jersey District Water Supply
	Wanaque North Project,
	Series 1997,
	Insured: MBIA
	5.000% 11/15/10	500,000	518,495
NJ Rahway Valley Sewerage Authority
	Series 2005 A,
	Insured: MBIA
	(b) 09/01/25	1,000,000	408,910
NJ Southeast Morris County
	Municipal Utilities Authority,
	Water Revenue,
	Series 2001,
	Insured: MBIA
	5.000% 01/01/10	1,055,000	1,114,006
	Water & Sewer Total		3,604,695
	UTILITIES TOTAL		4,710,513
	Total Municipal Bonds (cost of $65,835,866)		68,397,210

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	710	710
	Total Investment Company (cost of $710)		710

		Par ($)
Short-Term Obligations – 1.6%
VARIABLE RATE DEMAND NOTES (d) – 1.6%
MA Water Resources Authority
	Series 2002 D,
	3.070% 08/01/17	100,000	100,000

10

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (d) – (continued)
MO Chesterfield Industrial Development Authority Educational Facilities
	Gateway Academy Inc.,
	Series 2003,
	LOC: US Bank NA,
	3.120% 01/01/28	100,000	100,000
MS Jackson County Pollution Control Revenue
	Chevron USA, Inc.,
	Series 1992,
	3.070% 12/01/16	500,000	500,000
NY City
	Sub-Series 1993 B-2,
	LOC: Morgan Guaranty Trust,
	3.050% 08/15/18	100,000	100,000
NY New York City Municipal Water Finance Authority
	Series 1993 C,
	SPA:Securities Purchase, Inc.,
	3.050% 06/15/23	300,000	300,000
	VARIABLE RATE DEMAND NOTES TOTAL		1,100,000

	Total Short-Term Obligations (cost of $1,100,000)		1,100,000

	Total Investments – 99.2% (cost of $66,936,576)(e)(f)		69,497,920

	Other Assets & Liabilities, Net – 0.8%		556,154

	Net Assets – 100.0%		70,054,074

	Notes to Investment Portfolio:

	*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

		Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

		Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

11

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2006.

(e)	Cost for federal income tax purposes is $66,917,982.

(f)	Unrealized appreciation and depreciation at January 31, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$2,648,837	$(68,899)	$2,579,938

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

12

INVESTMENT PORTFOLIO

January 31, 2006 (Unaudited)	Columbia New York Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.6%
EDUCATION – 8.0%
Education – 7.2%
NY Dormitory Authority
	Brooklyn Law School,
	Series 2003 A,
	Insured: RAD
	5.250% 07/01/10	500,000	533,185
	Fordham University,
	Series 2002,
	Insured: FGIC
	5.000% 07/01/07	360,000	368,593
	Mount Sinai School of Medicine,
	Series 1995 B,
	Insured: MBIA
	5.700% 07/01/11	1,175,000	1,253,678
	New York University:
	Series 1998 A,
	Insured: MBIA:
	5.750% 07/01/20	2,000,000	2,356,440
	6.000% 07/01/17	2,475,000	2,932,529
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/15	1,205,000	1,358,734
	Series 2001 2,
	Insured: AMBAC
	5.500% 07/01/21	900,000	974,232
	Education Total		9,777,391
Prep School – 0.8%
NY New York City Industrial Development Agency
	Civic Facility,
	Trinity Episcopal School Corp. Project,
	Series 1997,
	Insured: MBIA
	5.250% 06/15/17	1,000,000	1,044,360
	Prep School Total		1,044,360
	EDUCATION TOTAL		10,821,751
HEALTH CARE – 6.5%
Hospitals – 5.4%
NY Dormitory Authority
	Long Island Jewish Medical Center,
	Series 2003,
	5.000% 05/01/11	820,000	857,367
	Memorial Sloan-Kettering Cancer Center,
	Series 2003 1,
	Insured: MBIA
	(a) 07/01/25	3,750,000	1,598,550
	New York Methodist Hospital,
	Series 2004,
	5.250% 07/01/24	1,000,000	1,053,460
	White Plains Hospital,

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Series 2004,
	Insured: FHA
	4.625% 02/15/18	635,000	658,343
NY Monroe County Industrial Development Agency
	Series 2005,
	5.000% 08/01/22	700,000	711,116
NY New York City Health & Hospital Corp.
	Series 2003 A,
	Insured: AMBAC
	5.000% 02/15/11	2,000,000	2,126,060
NY Saratoga County Industrial Development Agency
	Civic Facilities Revenue,
	Saratoga Hospital Project,
	Series 2004 A,
	5.000% 12/01/13	250,000	260,540
	Hospitals Total		7,265,436
Nursing Homes – 1.1%
NY Dormitory Authority
	AIDS Long Term Health Care Facility,
	Series 2005,
	Insured: SONYMA
	5.000% 11/01/12	500,000	527,155
	Gurwin Nursing Home,
	Series 2005 A,
	Insured: FHA
	4.400% 02/15/20	1,000,000	1,012,940
	Nursing Homes Total		1,540,095
	HEALTH CARE TOTAL		8,805,531
HOUSING – 1.2%
Multi-Family – 0.1%
NY Housing Finance Agency Revenue
	Multi-Family Mortgage Housing,
	Series 1992 A,
	Insured: FHA
	6.950% 08/15/12	140,000	142,266
	Multi-Family Total		142,266
Single-Family – 1.1%
NY Mortgage Agency Revenue
	Homeowner Mortgage:
	Series 2000 96,
	5.200% 10/01/14	490,000	494,131
	Series 2005 128,

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
	4.350% 10/01/16	1,000,000	1,020,810
	Single-Family Total		1,514,941
	HOUSING TOTAL		1,657,207
OTHER – 28.6%
Other – 0.9%
NY New York City Industrial Development Agency
	Civic Facility Revenue,
	United Jewish Appeal,
	Series 2004 A,
	5.000% 07/01/27	625,000	651,119
NY Westchester County Industrial Development Agency
	Civic Facilities Revenue,
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	500,000	520,145
	Other Total		1,171,264
Pool / Bond Bank – 0.1%
NY Environmental Facilities Corp.
	Pollution Control Revenue,
	New York City Municipal Water,
	Series 1994 2,
	5.750% 06/15/12	185,000	206,701
	Pool / Bond Bank Total		206,701
Refunded / Escrowed (b) – 26.8%
NY Dormitory Authority
	City University Systems Consolidated 4th Generation,
	Series 2001 A,
	Pre-refunded 07/01/11,
	Insured: FGIC
	5.500% 07/01/16	2,280,000	2,504,329
	Columbia University,
	Series 2002 B,
	Pre-refunded 07/01/12,
	5.375% 07/01/15	1,000,000	1,094,270
	Fordham University,
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	5.000% 07/01/07	530,000	542,577
	State University Dormitory Facilities:
	Series 2000 A,
	Pre-refunded 07/01/10,
	6.000% 07/01/30	1,000,000	1,113,510
	Series 2002,
	Pre-refunded 07/01/12,
	5.375% 07/01/19	1,130,000	1,248,062
NY Environmental Facilities Corp.
	Pollution Control Revenue State Water,
	New York City Municipal Water,

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed (b) – (continued)
	Series 1994 A,
	Escrowed to Maturity,
	5.750% 06/15/12	1,815,000	2,044,162
NY Long Island Power Authority
	Electric Systems Revenue,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.500% 12/01/13	2,000,000	2,242,760
NY Metropolitan Transportation Authority
	Dedicated Tax Fund:
	Series 1996 A,
	Pre-refunded 10/01/10,
	Insured: MBIA
	5.500% 04/01/16	1,000,000	1,087,170
	Series 1998 A,
	Pre-refunded 10/01/15,
	Insured: FGIC
	5.000% 04/01/23	2,000,000	2,195,100
	Transportation Facilities,
	Series 1999 A,
	Pre-refunded 07/01/09,
	6.000% 07/01/19	2,000,000	2,168,360
NY Monroe Woodbury Central School District
	Series 1997,
	Economically Defeased,
	Insured: MBIA
	5.625% 05/15/18	1,000,000	1,026,720
NY Municipal Assistance Corp.
	Series 1997 L,
	Economically Defeased,
	6.000% 07/01/08	1,500,000	1,591,485
NY New York City Transitional Finance Authority
	Series 2000 C,
	Pre-refunded 05/01/10,
	5.500% 11/01/29	3,000,000	3,272,310
NY New York City
	Series 1997 I,
	Pre-refunded 04/15/07,
	6.000% 04/15/09	1,000,000	1,041,780
NY Onondaga County
	Series 1992,
	Economically Defeased,
	5.875% 02/15/10	285,000	311,405
NY Thruway Authority
	Highway & Bridge Trust Fund,
	Series 2000 B-1:
	Escrowed to Maturity,
	Insured: FGIC
	5.500% 04/01/10	1,535,000	1,659,166
	Pre-Refunded 04/01/10,

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed (b) – (continued)
	Insured: FGIC
	5.750% 04/01/16	2,000,000	2,198,440
	Second General Highway & Bridge,
	Series 2003 A,
	Pre-refunded 04/01/13,
	Insured: MBIA
	5.250% 04/01/17	1,750,000	1,921,605
NY Triborough Bridge & Tunnel Authority
	General Purpose:
	Series 1991 X,
	Escrowed to Maturity,
	6.625% 01/01/12	300,000	344,397
	Series 1992 Y,
	Escrowed to Maturity:
	5.500% 01/01/17	2,000,000	2,249,720
	6.000% 01/01/12	750,000	825,075
	Series 1999 B,
	Pre-refunded 01/01/22,
	5.500% 01/01/30	2,000,000	2,306,680
PA Elizabeth Forward School District
	Capital Appreciation,
	Series 1994 B,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 09/01/20	2,210,000	1,164,825
	Refunded / Escrowed Total		36,153,908
Tobacco – 0.8%
PR Commonwealth of Puerto Rico
	Children’s Trust Fund
	Tobacco Settlement,
	Series 2002,
	5.000% 05/15/08	1,000,000	1,021,610
	Tobacco Total		1,021,610
	OTHER TOTAL		38,553,483
OTHER REVENUE – 1.6%
Recreation – 1.6%
NY New York City Trust for Cultural Resources
	American Museum of National History,
	Series 1997 A,
	Insured: MBIA

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – (continued)
	5.600% 04/01/18	2,000,000	2,070,320
	Recreation Total		2,070,320
	OTHER REVENUE TOTAL		2,070,320
RESOURCE RECOVERY – 1.2%
Disposal – 1.2%
NY Hempstead Town Industrial Development Authority
	America Ref-Fuel Co.,
	Series 2001,
	5.000% 12/01/10	1,500,000	1,548,105
	Disposal Total		1,548,105
	RESOURCE RECOVERY TOTAL		1,548,105
TAX-BACKED – 36.8%
Local Appropriated – 1.2%
NY Dormitory Authority
	Court Facilities,
	Series 2003 A,
	5.250% 05/15/11	1,500,000	1,604,715
	Local Appropriated Total		1,604,715
Local General Obligations – 11.4%
NY Monroe County Public Improvement
	Series 1992,
	Insured: MBIA
	6.100% 03/01/09	15,000	15,035
	Series 1996,
	Insured: MBIA
	6.000% 03/01/16	1,210,000	1,421,786
NY New York City
	Capital Appreciation,
	Series 1998 F,
	Insured: MBIA
	(a) 08/01/08	2,060,000	1,889,638
	Series 1998 G,
	Insured: MBIA
	(a) 08/01/08	2,500,000	2,293,250
	Series 2001 F,
	5.000% 08/01/09	1,000,000	1,047,100
	Series 2003 J,
	5.500% 06/01/16	1,250,000	1,356,500
	Series 2004 B,
	5.250% 08/01/15	2,000,000	2,164,860
	Series 2005 G,
	5.250% 08/01/16	500,000	546,430

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
NY Onondaga County
	Series 1992,
	5.875% 02/15/10	215,000	234,649
NY Orange County
	Series 2005 A,
	5.000% 07/15/18	1,500,000	1,642,905
NY Orleans County
	Series 1989,
	6.500% 09/15/08	100,000	107,900
NY Red Hook Central School District
	Series 2002,
	Insured: FSA
	5.125% 06/15/17	890,000	955,362
NY Rensselaer County
	Series 1998 A,
	Insured: AMBAC
	5.250% 06/01/11	545,000	589,270
NY Three Village Central School District
	Series 2005,
	Insured: FGIC
	5.000% 06/01/18	1,000,000	1,095,530
	Local General Obligations Total		15,360,215
Special Non – Property Tax – 8.5%
NY Dormitory Authority
	State Personal Income Tax Revenue,
	Series 2005 B,
	Insured: AMBAC
	5.500% 03/15/26	1,000,000	1,163,420
NY Environmental Facilities Corp.
	Personal Income Tax Revenue,
	Series 2004 A,
	Insured: FGIC
	5.000% 12/15/24	2,000,000	2,105,280
NY Local Government Assistance Corp.
	Series 1993 E,
	6.000% 04/01/14	3,540,000	4,074,151
	Subordinated Lien,
	Series 2004 A,
	5.000% 04/01/09	1,000,000	1,047,300
NY Metropolitan Transportation Authority
	Dedicated Tax Fund,
	Series 2003 A -2,
	Insured: FGIC
	5.250% 11/15/18	800,000	897,592
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005 BB,
	Insured: FSA

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non – Property Tax – (continued)
	5.250% 07/01/22	2,000,000	2,252,300
	Special Non – Property Tax Total		11,540,043
State Appropriated – 14.9%
NY Dormitory Authority
	4201 Schools Program,
	Series 2000,
	6.250% 07/01/20	1,685,000	1,877,612
	City University System:
	Consolidated 2nd Generation,
	Series 2000 A,
	Insured: AMBAC
	6.125% 07/01/13	2,000,000	2,222,400
	Consolidated 3rd Generation,
	Series 2003 1,
	5.250% 07/01/11	1,000,000	1,071,870
	Series 1993 A,
	5.250% 05/15/15	2,000,000	2,177,320
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26(c)	1,500,000	1,624,920
	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,250,000	1,446,213
NY Housing Finance Agency
	Service Contract,
	Series 2003 K,
	5.000% 03/15/10	1,485,000	1,564,269
NY Thruway Authority
	Service Contract,
	Local Highway & Bridge,
	Series 2001,
	5.250% 04/01/11	2,000,000	2,154,220
NY Urban Development Corp.
	Series 2002 A,
	5.000% 01/01/17	2,000,000	2,112,160
	Series 2003 A,
	4.000% 01/01/28	2,000,000	2,020,260
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27 (c)	1,675,000	1,821,898
	State Appropriated Total		20,093,142
State General Obligations – 0.8%
PR Commonwealth of Puerto Rico
	Series 2004 A,

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	5.000% 07/01/30(c)	1,000,000	1,050,870
	State General Obligations Total		1,050,870
	TAX – BACKED TOTAL		49,648,985
TRANSPORTATION – 5.5%
Ports – 1.2%
NY Port Authority of New York & New Jersey
	Consolidated One Hundred Thirty Fifth,
	Series 2004,
	Insured: XLC
	5.000% 09/15/28	1,500,000	1,568,220
	Ports Total		1,568,220
Toll Facilities – 3.1%
NY Thruway Authority
	Second General Highway & Bridge Trust Fund,
	Series 2005 A,
	Insured: MBIA
	5.000% 04/01/22	500,000	530,535
	Service Contract,
	Local Highway & Bridge,
	Series 2002,
	5.250% 04/01/09	1,500,000	1,581,195
NY Triborough Bridge & Tunnel Authority
	Series 2002 B,
	5.000% 11/15/09	2,000,000	2,108,980
	Toll Facilities Total		4,220,710
Transportation – 1.2%
NY Metropolitan Transportation Authority
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/24	750,000	850,530
	Series 2005 C,
	5.000% 11/15/16	750,000	804,945
	Transportation Total		1,655,475
	TRANSPORTATION TOTAL		7,444,405
UTILITIES – 8.2%
Joint Power Authority – 1.5%
NY Power Authority
	Series 2002 A,
	5.000% 11/15/07	2,000,000	2,058,660
	Joint Power Authority Total		2,058,660
Municipal Electric – 3.6%
NY Long Island Power Authority

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	Electric Systems Revenue:
	Series 2003 A,
	5.000% 06/01/09	2,000,000	2,090,960
	Series 2003 C,
	5.500% 09/01/21	1,000,000	1,082,290
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	1,000,000	1,135,160
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	500,000	561,070
	Municipal Electric Total		4,869,480
Water & Sewer – 3.1%
NY New York City Municipal Water Finance Authority
	Water & Sewer Systems Revenue:
	Series 1996 B,
	Insured: MBIA
	5.750% 06/15/26	485,000	494,210
	Series 1997 C,
	Insured: FGIC
	5.000% 06/15/21	1,725,000	1,777,181
NY Western Nassau County Water Authority
	Series 2005,
	Insured: AMBAC
	5.000% 05/01/22	1,765,000	1,873,583
	Water & Sewer Total		4,144,974
	UTILITIES TOTAL		11,073,114
	Total Municipal Bonds (cost of $126,164,775)		131,622,901

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	7	7
	Total Investment Company (cost of $7)		7

Par ($)
Short-Term Obligations – 1.7%
VARIABLE RATE DEMAND NOTES (d) – 1.7%
MS Jackson County Pollution Control
Series 1993,
	3.070% 06/01/23	300,000	300,000

10

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (d)– (continued)
NY Jay Street Development Corp.
	Series 2003 A-4,
	LOC: DEPFA Bank PLC
	3.040% 05/01/22	500,000	500,000
NY New York City Municipal Water Finance Authority
	Water & Sewer Systems Revenue:
	Series 1992 C,
	SPA: Securities Purchase, Inc.
	3.050% 06/15/22	300,000	300,000
	Series 1993 C,
	SPA: Securities Purchase, Inc.
	3.050% 06/15/23	300,000	300,000
NY New York City
	Series 1993 A-7,
	LOC: Morgan Guaranty Trust
	3.040% 08/01/20	600,000	600,000
	Series 1993 A-8,
	LOC: Morgan Guaranty Trust
	3.050% 08/01/17	300,000	300,000
	VARIABLE RATE DEMAND NOTES TOTAL		2,300,000

	Total Short-Term Obligations (cost of $2,300,000)		2,300,000

	Total Investments – 99.3% (cost of $128,464,782)(e)(f)		133,922,908

	Other Assets & Liabilities, Net – 0.7%		962,208

	Net Assets – 100.0%		134,885,116

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

11

(a)	Zero coupon bond.
(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2006.
(d)

Variable rate demand note. This security is payable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year.  The interest rate changes periodically.  The interest rate shown reflects the rate as of January 31, 2006.

(e)	Cost for federal income tax purposes is $128,405,057.
(f)	Unrealized appreciation and depreciation at January 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$5,838,549	$(320,698)	$5,517,851

Acronym	Name
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
XLC	XL Capital Assurance, Inc.

12

INVESTMENT PORTFOLIO

January 31, 2006 (Unaudited)	Columbia Rhode Island Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.2%
EDUCATION – 19.5%
Education – 18.6%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA:
	5.250% 10/01/12	360,000	386,330
	5.375% 10/01/13	1,550,000	1,669,551
	5.500% 10/01/14	350,000	378,861
RI Health & Educational Building Corp.
	Higher Education Facility:
	Brown University:
	Series 1998,
	5.000% 09/01/15	1,000,000	1,033,390
	Series 2004 D,
	Insured: XLC
	5.500% 08/15/16	1,340,000	1,484,264
	Johnson & Wales:
	Series 1999,
	Insured: MBIA:
	5.500% 04/01/17	1,000,000	1,128,680
	5.500% 04/01/18	1,420,000	1,610,323
	Series 2003,
	Insured: XLC
	5.250% 04/01/16	1,485,000	1,596,999
	Providence College,
	Series 2003 A,
	Insured: XLC
	5.000% 11/01/24	2,500,000	2,595,775
	Roger Williams,
	Series 1998,
	Insured: AMBAC
	5.125% 11/15/14	1,000,000	1,061,340
	Series 2003 A,
	Insured: AMBAC
	5.000% 09/15/13	1,040,000	1,116,752
	Series 2004 A,
	Insured: AMBAC
	5.250% 09/15/20	1,020,000	1,109,056
	Series 2004 D,
	Insured: XLC
	5.500% 08/15/17	1,345,000	1,488,471
	University of Rhode Island:
	Series 2000 B,
	Insured: AMBAC:
	5.500% 09/15/20	2,000,000	2,189,620
	5.700% 09/15/30	2,250,000	2,482,380
	Steam Department Transportation Authority,
	Series 1999,
	Insured: FSA
	5.000% 11/01/19	750,000	789,533
	Education Total		22,121,325

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – 0.9%
RI Health & Educational Building Corp.
	Educational Institution Revenue,
	Times2 Academy,
	Series 2004,
	5.000% 12/15/24	1,000,000	1,023,690
	Prep School Total		1,023,690
	EDUCATION TOTAL		23,145,015
HEALTH CARE – 1.4%
Hospitals – 1.4%
RI Health & Education Building Corp.
	Hospital Foundation, Lifespan Obligated Group,
	Series 2002,
	6.375% 08/15/21	1,500,000	1,655,970
	Hospitals Total		1,655,970
	HEALTH CARE TOTAL		1,655,970
HOUSING – 0.8%
Multi-Family – 0.8%
RI Housing & Mortgage Finance Corp.
	Multi-Family Housing:
	Series 1995 A,
	Insured: AMBAC
	6.150% 07/01/17	380,000	388,030
	Series 1997 A,
	Insured: AMBAC
	5.600% 07/01/10	395,000	410,377
RI Providence Housing Development Corp.
	Mortgage Revenue, Section 8,
	Barbara Jordan Apartments, Series 1994 A,
	Insured: MBIA
	6.500% 07/01/09	135,000	136,057
	Multi-Family Total		934,464
	HOUSING TOTAL		934,464
OTHER – 32.0%
Pool / Bond Bank – 1.3%
RI Clean Water Protection Finance Agency
	Water Pollution Control Revenue,
	Revolving Fund, Pooled Loan Association:
	Series 1999 A,
	Insured: AMBAC
	5.250% 10/01/16	500,000	529,135

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool / Bond Bank – (continued)
	Series 2004 A,
	4.750% 10/01/23	1,000,000	1,032,220
	Pool / Bond Bank Total		1,561,355
Refunded / Escrowed(a) – 29.4%
PR Commonwealth of Puerto Rico
	Special Tax Revenue,
	Infrastructure Financing Authority,
	Series 1997 A,
	Pre-refunded 01/01/08,
	5.000% 07/01/16	500,000	520,535
RI Central Falls Detention Facility Corp.
	Donald Wyatt Detention Facility,
	Series 1998 A,
	Insured: RAD:
	5.250% 01/15/13	1,505,000	1,585,954
	5.375% 01/15/18	1,000,000	1,056,140
RI Consolidated Capital Development Loan
	Series 1998 A:
	Pre-refunded 09/01/08,
	Insured: FGIC
	5.000% 09/01/16	1,000,000	1,049,910
	Pre-refunded 09/01/09,
	Insured: FGIC
	5.200% 09/01/11	1,250,000	1,337,225
	Series 1999 A:
	Economically Defeased to Maturity,
	5.250% 09/01/08	1,580,000	1,654,055
	Pre-refunded 09/01/09,
	Insured: FGIC
	5.500% 09/01/15	3,240,000	3,498,617
RI Depositors Economic Protection Corp.
	Special Obligation, Series 1992 A,
	Escrowed to Maturity,
	Insured: FSA:
	6.400% 08/01/06	2,600,000	2,640,768
	6.500% 08/01/07	500,000	523,205
	Special Obligation, Series 1993 A,
	Escrowed to Maturity:
	Insured: FSA:
	5.750% 08/01/14	3,105,000	3,520,978
	5.750% 08/01/21	2,165,000	2,571,803
	Insured: MBIA
	5.875% 08/01/11	2,500,000	2,793,800
	Special Obligation, Series 1993 B:
	Escrowed to Maturity,
	Insured: MBIA
	5.800% 08/01/12	1,000,000	1,128,780
	Pre-refunded 02/01/11,
	Insured: MBIA
	5.250% 08/01/21	250,000	270,027
RI Health & Educational Building Corp.
	Higher Education Facility,
	Rhode Island School of Design,

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(a) – (continued)
	Pre-refunded 06/01/06,
	Insured: MBIA
	5.625% 06/01/16	500,000	513,710
RI North Kingstown
	Pre-refunded 10/01/09,
	Insured: FGIC:
	5.600% 10/01/16	995,000	1,079,326
	5.750% 10/01/19	500,000	544,940
RI North Providence School Improvement
	Series 1996 A,
	Pre-refunded 07/01/07,
	Insured: MBIA:
	6.000% 07/01/12	1,100,000	1,161,908
	6.050% 07/01/13	500,000	528,465
RI Providence
	Series 1997 A,
	Pre-refunded 07/15/07,
	Insured: FSA:
	5.700% 07/15/12	1,825,000	1,904,333
	6.000% 07/15/09	1,000,000	1,047,700
RI South Kingstown
	Series 1996 B,
	Pre-refunded 06/15/06,
	Insured: FSA
	5.500% 06/15/10	100,000	102,815
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: FGIC
	6.250% 06/15/19	500,000	562,470
RI State & Providence Plantations
	Consolidated Capital Development Loan,
	Series 2001C,
	Escrowed to Maturity,
	5.000% 09/01/11	3,000,000	3,224,310
	Refunded / Escrowed Total		34,821,774
Tobacco – 1.3%
RI Tobacco Settlement Financing Corp.
	Rhode Island Revenue, Asset Backed,
	Series 2002 A,
	6.000% 06/01/23	1,500,000	1,572,165
	Tobacco Total		1,572,165
	OTHER TOTAL		37,955,294
TAX-BACKED – 32.6%
Local Appropriated – 6.3%
RI Providence Public Building Authority
	School & Public Facilities Project:
	Series 1996 A,

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	Insured: FSA
	5.400% 12/15/11	500,000	518,780
	Series 1998 A,
	Insured: FSA
	5.250% 12/15/14	1,500,000	1,598,745
	Series 1999 A,
	Insured: AMBAC:
	5.125% 12/15/14	500,000	535,995
	5.375% 12/15/11	2,035,000	2,200,283
RI Smithfield
	Lease Participation Certificates
	Wastewater Treatment Facility Loan,
	Series 2005 A,
	Insured: MBIA:
	5.000% 11/15/10	770,000	818,317
	5.000% 11/15/11	810,000	866,028
	5.000% 11/15/12	855,000	916,791
	Local Appropriated Total		7,454,939
Local General Obligations – 17.8%
AK North Slope Borough
	Capital Appreciation,
	Series 2000 B,
	Insured: MBIA
	(b) 06/30/09	2,000,000	1,768,080
IL Will County
	Community Unit School District,
	Number 365 U Valley View,
	Series 1999 B,
	Insured: FSA
	(b) 11/01/10	2,000,000	1,675,120
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: FSA
	5.500% 07/01/17	315,000	328,882
RI Burrillville
	Series 1995,
	Insured: FGIC
	5.850% 05/01/14	200,000	205,246
RI City of Cranston
	Series 2005,
	Insured: AMBAC
	5.000% 07/15/15	2,280,000	2,480,093
RI Coventry
	Series 2002,
	Insured: AMBAC:
	5.000% 06/15/21	750,000	798,982
	5.000% 06/15/22	750,000	797,565

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
RI Exeter West Greenwich Regional School District
	Series 1997,
	Insured: MBIA
	5.400% 11/15/10	1,000,000	1,043,700
RI Johnston
	Series 2004,
	Insured: XLC
	5.250% 06/01/19	525,000	560,726
	Series 2005,
	Insured: FSA:
	4.750% 06/01/21	390,000	407,012
	4.750% 06/01/22	405,000	420,763
	4.750% 06/01/23	425,000	439,884
	4.750% 06/01/24	445,000	458,853
	4.750% 06/01/25	460,000	472,544
	Various Purpose,
	Series 2004,
	Insured: XLC
	5.250% 06/01/20	555,000	593,972
RI Pawtucket
	Series 2002 A,
	Insured: AMBAC
	5.000% 04/15/09	500,000	524,510
RI Providence
	Series 1997,
	Insured: FSA
	5.450% 01/15/10	500,000	514,615
	Series 2001 C,
	Insured: FGIC
	5.500% 01/15/13	1,890,000	2,086,919
RI South Kingstown
	Series 2002,
	4.000% 06/01/09	570,000	581,263
RI Warwick
	Series 1998 A,
	Insured: FGIC:
	5.000% 03/01/15	1,180,000	1,238,162
	5.000% 03/01/16	1,205,000	1,266,889
	Series 2003,
	Insured: FGIC
	4.000% 06/15/10	625,000	640,375
RI Woonsocket
	Series 2005,
	Insured: AMBAC
	4.250% 03/01/25	550,000	533,181
WA Seattle
	Series 1998 E,
	Insured: FSA
	(b) 12/15/12	1,000,000	764,390

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
WI Milwaukee County
	Series 2000 A,
	Insured: FSA
	5.700% 09/01/15	500,000	537,950
	Local General Obligations Total		21,139,676
Special Non - Property Tax – 0.9%
RI Convention Center Authority Revenue
	Series 2005 A,
	Insured: FSA
	5.000% 05/15/23	1,005,000	1,059,923
	Special Non - Property Tax Total		1,059,923
State Appropriated – 2.5%
RI & Providence Plantations
	Certificates of Participation,
	Central Power Plants Project,
	Series 2000 C,
	Insured: MBIA
	5.375% 10/01/20	1,000,000	1,068,350
RI Economic Development Corp.
	Economic Development Revenue,
	East Greenwich Free Library Association,
	Series 2004:
	4.500% 06/15/09	220,000	223,839
	4.500% 06/15/14	245,000	245,752
	5.750% 06/15/24	415,000	425,857
RI Providence Public Building Authority
	State Public Project, Series 1998 A,
	Insured: AMBAC
	5.250% 02/01/10	1,000,000	1,043,840
	State Appropriated Total		3,007,638
State General Obligations – 5.1%
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Series 1998,
	Insured: MBIA:
	(b) 07/01/14	3,500,000	2,495,465
	6.000% 07/01/16	250,000	293,527
RI & Providence Plantations
	Consolidated Capital Development Loan,
	Series 2005 A,
	Insured: FSA
	5.000% 08/01/17	2,000,000	2,167,980
RI Consolidated Capital Development Loan
	Series 1998 A,
	Insured: FGIC

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	5.250% 07/15/10	1,000,000	1,050,680
	State General Obligations Total		6,007,652
	TAX-BACKED TOTAL		38,669,828
TRANSPORTATION – 5.4%
Airports – 2.5%
RI Economic Development Corp. Airport
	Series 1998 B,
	Insured: FSA:
	5.000% 07/01/15	1,620,000	1,691,847
	5.000% 07/01/18	500,000	520,400
	5.000% 07/01/23	685,000	712,297
	Airports Total		2,924,544
Transportation – 2.9%
RI Economic Development Corp.
	Grant Anticipation Note,
	Rhode Island Department Transportation,
	Series 2003A,
	Insured: FSA
	5.000% 06/15/14	2,225,000	2,392,498
	University of Rhode Island,
	Steam Department Transportation Authority,
	Insured: FSA
	5.250% 06/15/11	1,000,000	1,081,630
	Transportation Total		3,474,128
	TRANSPORTATION TOTAL		6,398,672
UTILITIES – 6.5%
Municipal Electric – 1.2%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 EE,
	Insured: MBIA
	5.250% 07/01/15	500,000	528,425
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	750,000	841,605
	Total Municipal Electric		1,370,030
Water & Sewer – 5.3%
RI Bristol County Water Authority Revenue
	Series 1997 A,
	Insured: MBIA
	5.000% 07/01/16	500,000	515,935
RI Clean Water Protection Finance Agency
	Safe Drinking Water Revolving,
	Series 2004 A,
	5.000% 10/01/18	1,000,000	1,071,820

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
RI Kent County Water Authority
	Series 2002 A,
	Insured: MBIA:
	5.000% 07/15/15	750,000	801,878
	5.000% 07/15/16	1,265,000	1,348,768
RI Narragansett Bay Commission Wastewater System Revenue
	Series 2005 A,
	Insured: MBIA
	5.000% 08/01/26	2,500,000	2,615,450
	Water & Sewer Total		6,353,851
	UTILITIES TOTAL		7,723,881

	Total Municipal Bonds (cost of $111,584,123)		116,483,124

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	2,098	2,098

	Total Investment Company (cost of $2,098)		2,098

		Par ($)
Short-Term Obligations – 0.9%
VARIABLE RATE DEMAND NOTES(d) – 0.9%
FL Alachua County Health Facilities Authority
	Oak Hammock at The University of Florida,
	Series 2002 A,
	LOC: BNP Paribas
	2.830% 10/01/32	100,000	100,000
FL Orange County School Board Certificates of Participation
	Series 2002 B,
	Insured: MBIA
	2.820% 08/01/27	200,000	200,000
IL Health Facilities Authority Revenue
	OSF Healthcare Systems,
	Series 2002,
	LOC: Fifth Third Bank
	2.840% 11/15/27	200,000	200,000
MS Jackson County Pollution Control
	Series 1993,
	2.820% 06/01/23	300,000	300,000
WY Uinta County
	Chevron Corp.,
	Series 1993,

9

			Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(d) – (continued)
	2.820% 08/15/20		300,000	300,000
	VARIABLE RATE DEMAND NOTES TOTAL			1,100,000

	Total Short-Term Obligations (cost of $1,100,000)			1,100,000

	Total Investments – 99.1% (cost of $112,686,221)(e)(f)			117,585,222

	Other Assets & Liabilities, Net – 0.9%			1,096,883

	Net Assets – 100.0%			118,682,105

	Notes to Investment Portfolio:

	*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

	(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

	(b)	Zero coupon bond.

	(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the value of this security, which is not illiquid, represents 1.9% of net assets.

	(d)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2006.

	(e)	Cost for federal income tax purposes is $112,644,401.

	(f)	Unrealized appreciation and depreciation at January 31, 2006 based on cost of investments for federal income tax purposes was:

		Unrealized	Unrealized	Net Unrealized
		Appreciation	Depreciation	Appreciation
		$5,147,828	$(207,007)	$4,940,821

10

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance
XLC	XL Capital Assurance, Inc.

11

INVESTMENT PORTFOLIO

January 31, 2006 (Unaudited)	Columbia Connecticut Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.5%
EDUCATION – 16.0%
Education – 14.2%
CT Health & Educational Facilities Authority
	Connecticut College:
	Series 2000 D-1,
	Insured: MBIA,
	5.750% 07/01/30	2,000,000	2,177,040
	Series 2002 E,
	Insured: MBIA,
	5.250% 07/01/22	400,000	432,600
	Series Y-1,
	5.000% 07/01/35	1,000,000	1,048,170
	St. Joseph College,
	Series 1999 A,
	Insured: RAD,
	5.250% 07/01/13	450,000	470,561
	Trinity College:
	Series 1998 F,
	Insured: MBIA,
	5.500% 07/01/21	2,000,000	2,325,040
	Series 2001 G,
	Insured: AMBAC,
	5.000% 07/01/21	1,000,000	1,059,700
	University of Connecticut,
	Series 2000 A:
	5.250% 05/15/15	1,500,000	1,623,000
	Insured: FGIC:
	5.250% 11/15/14	2,135,000	2,344,315
	5.250% 11/15/18	2,095,000	2,287,426
	University of Hartford,
	Series 2002,
	Insured: RAD,
	5.375% 07/01/15	1,875,000	2,012,081
	Yale University:
	Series 2002 W,
	5.125% 07/01/27	2,000,000	2,081,160
	Series 2003 X-1,
	5.000% 07/01/42	2,500,000	2,581,175
	Education Total		20,442,268
Prep School – 1.8%
CT Health & Educational Facilities Authority
	Brunswick School,
	Series 2003 B,
	Insured: MBIA,
	5.000% 07/01/33	670,000	695,179
	Loomis Chaffee School,
	Series 2001 E,

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
	5.250% 07/01/21	1,765,000	1,873,265
	Prep School Total		2,568,444
	EDUCATION TOTAL		23,010,712
HEALTH CARE – 2.8%
Health Services – 0.2%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC,
	5.000% 07/01/23	255,000	267,120
	Health Services Total		267,120
Hospitals – 1.5%
CT Health & Educational Facilities Authority
	Catholic Health East,
	Series 1999 F,
	Insured: MBIA,
	5.750% 11/15/29	1,000,000	1,078,060
	Danbury Hospital,
	Series 1991 E,
	Insured: MBIA,
	6.500% 07/01/14	230,000	233,317
	Hospital For Special Care,
	Series 1997 B,
	5.375% 07/01/17	800,000	802,304
	Hospitals Total		2,113,681
Intermediate Care Facilities – 0.4%
CT Housing Finance Authority
	Series 2000,
	Insured: AMBAC,
	5.850% 06/15/30	500,000	528,905
	Intermediate Care Facilities Total		528,905
Nursing Homes – 0.7%
CT Development Authority
	Mary Wade Home,
	Series 1999 A,
	6.375% 12/01/18	1,000,000	1,080,730
	Nursing Homes Total		1,080,730
	HEALTH CARE TOTAL		3,990,436
HOUSING – 0.5%
Multi-Family – 0.5%
CT Greenwich Housing Authority
	Greenwich Close Apartments,
	Series 1997 A,

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
	6.350% 09/01/27	750,000	787,950
	Multi-Family Total		787,950
	HOUSING TOTAL		787,950
OTHER – 11.9%
Other – 0.7%
CT Bradley International Airport
	Series 2000 A, AMT,
	Insured: ACA,
	6.600% 07/01/24	1,000,000	1,088,840
	Other Total		1,088,840
Pool / Bond Bank – 2.0%
CT Government
	Series 2003 A,
	5.000% 10/01/12	2,630,000	2,839,111
	Pool / Bond Bank Total		2,839,111
Refunded / Escrowed (a) – 9.2%
CT Development Authority Sewer Sludge Disposal Facilities
	New Haven Residuals LP,
	Series 1996, AMT,
	Escrowed to Maturity,
	8.250% 12/01/06	260,000	270,405
CT Government
	Series 1993 B,
	Escrowed to Maturity,
	5.400% 09/15/09	25,000	26,690
	Series 2002 F,
	Pre-refunded 10/15/12,
	Insured: FSA
	5.000% 10/15/19	1,730,000	1,873,486
CT Health & Educational Facilities Authority
	State University,
	Series 2003 E,
	Pre-refunded 11/01/12,
	Insured: FGIC
	5.000% 11/01/14	2,060,000	2,230,836
	University of Connecticut,
	Series 2002 A,
	Pre-refunded 04/01/12,
	Insured: FGIC
	5.375% 04/01/16	1,200,000	1,318,188
CT New Haven
	Series 2002 A,
	Pre-refunded 11/01/11,
	Insured: AMBAC:
	5.250% 11/01/15	1,885,000	2,055,366
	5.250% 11/01/16	2,000,000	2,180,760

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed (a) – (continued)
	Series B,
	Escrowed to Maturiy,
	Insured: FGIC,
	5.000% 11/01/16	10,000	10,776
	Series C,
	Escrowed to Maturity,
	Insured: MBIA,
	5.000% 11/01/20	10,000	10,792
CT North Branford
	Series 2001,
	Pre-refunded 10/01/10,
	Insured: MBIA,
	5.000% 10/01/15	50,000	53,604
CT Seymour
	Series 2001 B,
	Pre-refunded 08/01/11,
	Insured: MBIA,
	5.250% 08/01/16	850,000	917,618
CT Waterbury
	Series 2002 A,
	Pre-refunded 04/01/12,
	Insured: FSA,
	5.375% 04/01/16	1,655,000	1,818,001
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	Insured: AMBAC,
	5.500% 08/01/27	450,000	525,267
	Refunded / Escrowed Total		13,291,789
	OTHER TOTAL		17,219,740
OTHER REVENUE – 0.8%
Recreation – 0.8%
CT Health & Educational Facilities Authority
	Loomis Chaffee School,
	Series 2005 F,
	Insured: AMBAC,
	5.250% 07/01/26	1,045,000	1,180,505
	OTHER REVENUE TOTAL		1,180,505
RESOURCE RECOVERY – 1.1%
Resource Recovery – 1.1%
CT Resource Recovery Authority
	American Re-Fuel Co.,
	Series 2001 AII, AMT,

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Resource Recovery – (continued)
	5.500% 11/15/15	1,500,000	1,554,075
	Resource Recovery Total		1,554,075
	RESOURCE RECOVERY TOTAL		1,554,075
TAX-BACKED – 53.3%
Local Appropriated – 2.1%
CT Naugatuck
	Series 2002 A, AMT:
	Insured: AMBAC,
	5.000% 06/15/15	1,405,000	1,468,000
	5.000% 06/15/16	1,475,000	1,537,791
	Local Appropriated Total		3,005,791
Local General Obligations – 31.1%
CT Branford
	Series 2001,
	Insured: MBIA,
	5.000% 05/15/15	500,000	537,595
CT Bridgeport
	Series 1997 A:
	Insured: AMBAC,
	6.250% 03/01/12	2,465,000	2,823,288
	Insured: MBIA,
	5.500% 08/15/19	1,500,000	1,726,635
CT Cheshire
	Series 2000 B,
	5.000% 08/01/14	1,720,000	1,867,043
CT Danbury
	Series 1992,
	5.625% 08/15/11	690,000	763,347
	Series 1994:
	4.500% 02/01/12	1,280,000	1,344,845
	4.500% 02/01/13	1,280,000	1,347,085
CT East Hartford
	Series 2003,
	Insured: FGIC,
	5.250% 05/01/15	1,000,000	1,113,540
CT East Haven
	Series 2003,
	Insured: MBIA,
	5.000% 09/01/15	640,000	700,269
CT Farmington
	Series 1993:
	5.700% 01/15/12	590,000	657,478
	5.700% 01/15/13	570,000	641,495
CT Granby
	Series 1993,

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Insured: MBIA:
	6.500% 04/01/09	200,000	218,516
	6.550% 04/01/10	175,000	195,848
CT Hartford County Metropolitan District
	Series 1991,
	6.200% 11/15/10	220,000	246,431
	Series 1993:
	5.200% 12/01/12	600,000	653,682
	5.200% 12/01/13	500,000	547,550
	5.625% 02/01/11	600,000	655,230
	5.625% 02/01/12	600,000	661,404
	5.625% 02/01/13	600,000	666,948
CT Hartford
	Series 2003,
	Insured: FSA,
	5.250% 12/01/11	1,930,000	2,105,128
CT Montville
	Series 1993,
	6.300% 03/01/12	335,000	384,443
CT New Britain
	Series 1992,
	Insured: MBIA,
	6.000% 02/01/08	400,000	421,112
	Series 1993 A,
	Insured: MBIA,
	6.000% 10/01/12	2,000,000	2,229,140
	Series 1993 B,
	Insured: MBIA,
	6.000% 03/01/12	1,000,000	1,107,530
CT New Haven
	Series 2002 B,
	Insured: FGIC,
	5.000% 11/01/16	2,230,000	2,389,177
	Series 2002 C,
	Insured: MBIA,
	5.000% 11/01/20	1,465,000	1,552,988
CT New London
	Series 2003 C,
	Insured: AMBAC,
	5.000% 02/01/13	1,645,000	1,781,617
CT New Milford
	Series 2004,
	Insured: AMBAC,
	5.000% 01/15/17	1,025,000	1,129,437
CT North Branford
	Unrefunded,
	Series 2001,

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Insured: MBIA,
	5.000% 10/01/15	825,000	877,899
CT Plainville
	Series 2002,
	Insured: FGIC:
	5.000% 12/01/15	400,000	430,000
	5.000% 12/01/16	500,000	537,500
CT Regional School District No. 14,
	Series 1991,
	6.100% 12/15/06	285,000	291,871
CT Stamford
	Series 2003 B,
	5.250% 08/15/16	2,750,000	3,088,745
	Series 2003,
	5.250% 07/15/12	1,000,000	1,095,360
CT Suffield
	Series 2005,
	5.000% 06/15/20	1,400,000	1,545,376
CT West Hartford
	Series 2003,
	5.000% 07/15/12	1,285,000	1,389,175
	Series 2005 B,
	5.000% 10/01/24	1,500,000	1,601,835
CT Westbrook
	Series 1992,
	Insured: MBIA:
	6.300% 03/15/12	265,000	304,300
	6.400% 03/15/09	630,000	686,876
CT Westport
	Series 2003,
	5.000% 08/15/15	1,000,000	1,093,410
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1999 A,
	Insured: FSA,
	5.500% 08/01/23	350,000	377,534
	Series 2002 A,
	Insured: FSA,
	5.250% 08/01/18	1,000,000	1,082,220
	Local General Obligations Total		44,870,902
Special Non - Property Tax – 8.2%
CT Special Tax Obligation Revenue
	Transportation Infrastructure:
	Series 1992 B,
	6.125% 09/01/12	3,600,000	4,028,832
	Series 2002 B,
	Insured: AMBAC,

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	5.000% 12/01/21	1,500,000	1,591,185
	Series 2004 B,
	Insured: AMBAC,
	5.250% 07/01/18	2,000,000	2,253,160
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA,
	5.500% 07/01/21	1,000,000	1,152,570
	Series 2005 L,
	Insured: AMBAC,
	5.250% 07/01/38	2,000,000	2,284,460
PR Commonwealth of Puerto Rico Infrastructure Financing Authority Special Tax Revenue
	Series 2005 A,
	Insured: AMBAC,
	(b) 07/01/35	2,000,000	499,940
	Special Non-Property Tax Total		11,810,147
State Appropriated – 3.0%
CT Juvenile Training School
	Series 2001,
	4.750% 12/15/25	3,000,000	3,047,310
PR Commonwealth of Puerto Rico Public Finance Corp.
	Unrefunded,
	Series 2002 E,
	Insured: AMBAC,
	5.500% 08/01/27	1,050,000	1,227,251
	State Appropriated Total		4,274,561
State General Obligations – 8.9%
CT State
	Series 1990 B,
	(b) 11/15/10	1,450,000	1,219,958
	Series 2001 C,
	Insured: FSA,
	5.500% 12/15/15	1,500,000	1,700,550
	Series 2001,
	Insured: FSA,
	5.500% 12/15/14	1,500,000	1,690,695
	Series 2002 E,
	Insured: FSA,
	5.375% 11/15/14	1,250,000	1,373,662
	Series 2005 B,
	Insured: AMBAC,
	5.250% 06/01/20	400,000	452,252
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1993 X,

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Insured: FSA,
	5.500% 07/01/13	3,000,000	3,307,080
PR Commonwealth of Puerto Rico
	Public Improvement:
	Series 2001 A,
	Insured: MBIA,
	5.500% 07/01/20	1,500,000	1,725,045
	Series 2001,
	Insured: FSA,
	5.500% 07/01/16	1,250,000	1,415,812
	State General Obligations Total		12,885,054
	TAX-BACKED TOTAL		76,846,455
TRANSPORTATION – 1.7%
Airports – 1.3%
CT Bradley International Airport
	Series 2001 A, AMT,
	Insured: FGIC,
	5.250% 10/01/16	1,795,000	1,895,233
	Airports Total		1,895,233
Transportation – 0.4%
CT New Haven Air Rights Parking Facility
	Series 2002, AMT,
	Insured: AMBAC,
	5.375% 12/01/15	500,000	559,860
	Transportation Total		559,860
	TRANSPORTATION TOTAL		2,455,093
UTILITIES – 10.4%
Independent Power Producers – 0.4%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	495,000	538,308
	Independent Power Producers Total		538,308
Investor Owned – 1.5%
CT Development Authority
	Pollution Control Revenue,
	Connecticut Light & Power Co.,
	Series 1993 A,
	5.850% 09/01/28	2,000,000	2,118,620
	Investor Owned Total		2,118,620
Municipal Electric – 5.0%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 JJ,
	Insured: MBIA,

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	5.250% 07/01/15	2,000,000	2,224,360
	Series 2002 KK,
	Insured: MBIA,
	5.500% 07/01/15	2,000,000	2,263,580
	Series 2003 NN,
	Insured: MBIA,
	5.250% 07/01/19	2,500,000	2,805,350
	Municipal Electric Total		7,293,290
Water & Sewer – 3.5%
CT South Central Regional Water Authority
	Series 1999 15A,
	Insured: FGIC,
	5.125% 08/01/29	3,000,000	3,156,720
	Series 2005,
	Insured: MBIA,
	5.000% 08/01/30	1,870,000	1,959,311
	Water & Sewer Total		5,116,031
	UTILITIES TOTAL		15,066,249
	Total Municipal Bonds (cost of $135,512,908)		142,111,215

		Shares
Investment Company – 0.0%
	Dreyfus Connecticut Municipal Money Market Fund	480	480
	Total Investment Company (cost of $480)		480
		Par ($)
Short-Term Obligations – 1.0%
Variable Rate Demand Notes(c) – 1.0%
CT Health & Educational Facilities Authority Revenue
	Quinnipiac University,
	Series 2003 G,
	2.830% 07/01/23	300,000	300,000
MN Higher Education Facilities Authority
	St. Olaf College,
	Series 2002,
	LOC: Harris Trust & Savings Bank,
	2.830% 10/01/32	200,000	200,000
MS Jackson County Pollution Control Revenue
	Chevron USA, Inc:
	Series 1992,
	2.820% 12/01/16	200,000	200,000
	Series 1993,

10

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(c) – (continued)
	2.820% 06/01/23	700,000	700,000
	VARIABLE RATE DEMAND NOTES TOTAL		1,400,000

	Total Short-Term Obligations (cost of $1,400,000)		1,400,000

	Total Investments – 99.5% (cost of $136,913,388)(d)(e)		143,511,695

	Other Assets & Liabilities, Net – 0.5%		791,475

	Net Assets – 100.0%		144,303,170

	Notes to Investment Portfolio:

	*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

	(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

	(b)	Zero coupon bond.

	(c)

Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support aggrements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of January 31, 2006.

	(d)	Cost for federal income tax purposes is $136,812,343.

	(e)	Unrealized appreciation and depreciation at January 31, 2006, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$6,868,580	$(169,228)	$6,699,352

11

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.

12

INVESTMENT PORTFOLIO

January 31, 2006 (Unaudited)	Columbia Massachusetts Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.1%
EDUCATION – 18.1%
Education – 15.7%
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	1,825,000	2,244,859
	University of Massachusetts Building Authority,
	Series 2003 1,
	Insured: AMBAC,
	5.250% 11/01/14	1,155,000	1,262,958
MA Development Finance Agency
	Boston University,
	Series 1999 P,
	6.000% 05/15/59	1,000,000	1,147,940
	College of Pharmacy & Allied Health Services,
	Series 2003 C,
	5.750% 07/01/33	1,000,000	1,054,480
	Holy Cross,
	Series 2002,
	5.250% 09/01/32	2,000,000	2,271,620
MA Health & Educational Facilities Authority
	Harvard University:
	Series 1991 N,
	6.250% 04/01/20	2,675,000	3,297,981
	Series 2005 A,
	5.000% 07/15/36	2,500,000	2,616,925
	Massachusetts Institute of Technology:
	Series 2002 K:
	5.375% 07/01/17	4,250,000	4,814,612
	5.500% 07/01/32	1,500,000	1,769,265
	Series 2002 L,
	5.000% 07/01/18	2,500,000	2,753,000
	Tufts University,
	Series 2002 J:
	5.500% 08/15/16	1,250,000	1,413,488
	5.500% 08/15/18	1,000,000	1,142,510
	Wellesley College,
	Series 2003,
	5.000% 07/01/21	1,000,000	1,055,120
MA State Development Finance Agency Revenue
	Babson College,
	Series 2005 A,
	4.375% 10/01/35	500,000	475,030
MA State Health & Educational Facilities Authority Revenue
	Harvard University,
	Series 2005,
	5.000% 07/15/35	1,500,000	1,570,155
	Education Total		28,889,943

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – 1.7%
MA Health & Educational Facilities Authority
	Learning Center for Deaf Children,
	Series 1999 C,
	6.100% 07/01/19	1,000,000	1,014,910
MA Industrial Finance Agency
	Cambridge Friends School,
	Series 1998,
	5.750% 09/01/18	1,000,000	998,170
	Tabor Academy,
	Series 1998,
	5.400% 12/01/18	1,000,000	1,052,830
	Prep School Total		3,065,910
Student Loan – 0.7%
MA Educational Financing Authority
	Series 2002 E, AMT,
	Insured: AMBAC,
	5.000% 01/01/13	1,340,000	1,375,818
	Student Loan Total		1,375,818
	EDUCATION TOTAL		33,331,671
HEALTH CARE – 13.0%
Continuing Care Retirement – 1.1%
MA Boston Industrial Development Financing Authority
	Springhouse, Inc., Series 1998,
	5.875% 07/01/18	950,000	965,447
MA Development Finance Agency
	Loomis Communities,
	Series 2002 A,
	6.900% 03/01/32	1,000,000	1,081,700
	Continuing Care Retirement Total		2,047,147
Health Services – 0.8%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.750% 02/01/29	1,450,000	1,506,028
	Health Services Total		1,506,028
Hospitals – 8.1%
MA Development Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 2000 C,
	6.250% 08/01/20	1,000,000	1,081,730
MA Health & Educational Facilities Authority Revenue
	Milton Hospital,
	Series 2005 D,
	5.250% 07/01/30	2,000,000	1,979,540

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MA Health & Educational Facilities Authority
	Covenant Health System,
	Series 2002,
	6.000% 07/01/31	1,000,000	1,063,900
	Jordan Hospital,
	Series 2003 E,
	6.750% 10/01/33	1,500,000	1,635,435
	Milford-Whitinsville Regional Hospital,
	Series 2002 D,
	6.350% 07/15/32	500,000	529,070
MA Industrial Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 1989 A2:
	(a) 08/01/10	8,000,000	6,737,600
	(a) 08/01/08	2,000,000	1,826,060
	Hospitals Total		14,853,335
Intermediate Care Facilities – 0.9%
MA Development Finance Agency
	Evergreen Center, Inc.,
	Series 2005,
	5.500% 01/01/35	750,000	754,163
	New England Center for Children,
	Series 1998,
	5.875% 11/01/18	900,000	876,006
	Intermediate Care Facilities Total		1,630,169
Nursing Homes – 2.1%
MA Development Finance Agency
	AHF/Woodlawn Manor, Inc:
	Series 2000 A,
	7.750% 12/01/27(b)	1,303,000	651,500
	Series 2000 B,
	10.250% 06/01/27(b)	417,373	20,869
MA Industrial Finance Agency
	Chelsea Jewish Nursing Home,
	Series 1997 A,
	Insured: FHA,
	6.500% 08/01/37	895,000	962,340
	GF/Massachusetts, Inc.,
	Series 1994 A,
	8.300% 07/01/23	2,135,000	2,148,151
	Nursing Homes Total		3,782,860
	HEALTH CARE TOTAL		23,819,539

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – 0.8%
Multi-Family – 0.8%
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA,
	5.250% 07/01/25	1,500,000	1,536,000
	Multi-Family Total		1,536,000
	HOUSING TOTAL		1,536,000
OTHER – 16.6%
Other – 1.3%
MA Development Finance Agency
	WGBH Educational Foundation,
	Series 2002 A,
	Insured: AMBAC,
	5.750% 01/01/42	2,000,000	2,426,660
	Other Total		2,426,660
Pool / Bond Bank – 2.5%
MA Water Pollution Abatement Trust
	New Bedford Project,
	Series 1996 A,
	6.000% 02/01/06	220,000	220,000
	Pool Program,
	Series 2005 11,
	4.750% 08/01/23	1,500,000	1,552,185
	Series 1999 A,
	6.000% 08/01/17	2,445,000	2,894,220
	Unrefunded,
	Series 2002 8,
	5.000% 08/01/17	20,000	21,276
	Pool / Bond Bank Total		4,687,681
Refunded / Escrowed(c) – 12.8%
MA College Building Authority
	Escrowed to Maturity:
	Series 1999 A,
	Insured: MBIA,
	(a) 05/01/18	7,760,000	4,600,904
	Series 1999 A,
	Insured: MBIA,
	(a) 05/01/23	6,000,000	2,775,240
MA Development Finance Agency
	Western New England College,
	Pre-refunded 12/01/12,
	Series 2002,
	5.875% 12/01/22	905,000	1,007,926
MA Health & Educational Facilities Authority
	Winchester Hospital,
	Series 2000 E,
	Pre-refunded 07/01/10,
	6.750% 07/01/30	1,000,000	1,122,800

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
MA Massachusetts Bay Transportation Authority
	Series 2002 A,
	Pre-refunded 07/01/12,
	5.250% 07/01/21	1,000,000	1,088,380
MA State
	GO:
	Series 1990 B,
	Escrowed to Maturity,
	Insured: FGIC,
	7.000% 07/01/09	1,385,000	1,493,127
	Series 2002 E,
	Pre-refunded 01/01/13,
	Insured: FSA,
	5.250% 01/01/20	2,000,000	2,176,140
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/20	7,000,000	7,576,940
MA Water Pollution Abatement Trust
	Series 2001 7,
	Pre-refunded 08/01/11, Pool Program,
	5.250% 02/01/14	515,000	555,541
	Series 2002 8,
	Prerefunded, 08/01/12, Pool Program,
	5.000% 08/01/17	980,000	1,053,421
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	50,000	61,738
	Refunded / Escrowed Total		23,512,157
	OTHER TOTAL		30,626,498
OTHER REVENUE – 1.1%
Hotels – 1.1%
MA Boston Industrial Development Finance Authority
	Crosstown Center Project,
	Series 2002, AMT,
	6.500% 09/01/35	2,000,000	1,995,120

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Hotels – (continued)
	Hotels Total		1,995,120
	OTHER REVENUE TOTAL		1,995,120
RESOURCE RECOVERY – 0.8%
Resource Recovery – 0.8%
MA Development Finance Agency
	Ogden Haverhill Project, AMT,
	Series 1998 B,
	5.500% 12/01/19	1,000,000	1,017,680
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT,
	5.600% 12/01/19	500,000	510,530
	Resource Recovery Total		1,528,210
	RESOURCE RECOVERY TOTAL		1,528,210
TAX-BACKED – 21.0%
Local General Obligations – 4.2%
MA Belchertown
	Series 2002,
	Insured: MBIA,
	5.000% 01/15/14	1,665,000	1,790,158
MA New Bedford
	Series 2001,
	Insured: FGIC,
	5.500% 05/01/16	2,955,000	3,240,837
MA Norwell
	Series 2003,
	Insured: FGIC,
	5.000% 11/15/22	1,410,000	1,553,792
MA Springfield
	Series 2001,
	Insured: FGIC,
	5.500% 08/01/15	1,000,000	1,098,530
	Local General Obligations Total		7,683,317
Special Non-Property Tax – 3.7%
MA Massachusetts Bay Transportation Authority Sales Tax Revenue
	Series 2005,
	Insured: MBIA,
	5.500% 07/01/27	1,000,000	1,166,830

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
MA Massachusetts Bay Transportation Authority
	Series 2004 C,
	5.250% 07/01/21	1,500,000	1,688,295
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA,
	5.500% 07/01/14	2,000,000	2,249,020
	Series 2005 BB,
	Insured: FSA,
	5.250% 07/01/22	1,500,000	1,689,225
	Special Non-Property Tax Total		6,793,370
State Appropriated – 1.0%
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC,
	5.375% 06/01/15	1,000,000	1,121,310
	Series 2002 E,
	6.000% 08/01/26	550,000	652,311
	State Appropriated Total		1,773,621
State General Obligations – 12.1%
MA Massachusetts Bay Transportation Authority
	Series 1991 A,
	Insured: MBIA,
	7.000% 03/01/21	1,500,000	1,895,385
	Series 1992 B,
	Insured: MBIA,
	6.200% 03/01/16	3,725,000	4,323,198
	Series 1994 A:
	7.000% 03/01/10	3,000,000	3,383,640
	Insured: FGIC:
	7.000% 03/01/11	2,000,000	2,309,920
	7.000% 03/01/14	1,250,000	1,518,625
MA State
	GO:
	Series 2004 B,
	5.250% 08/01/22	1,000,000	1,122,810
	Consolidated Loan,
	Series 2001 D,
	5.500% 11/01/15	1,000,000	1,123,240
	Series 2003 D,
	Insured: AMBAC,
	5.500% 10/01/19	450,000	516,411

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico Public Buildings Authority
	Government Facilities,
	Series 2002 C,
	5.500% 07/01/14	500,000	548,265
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC,
	5.375% 06/01/19	2,190,000	2,484,139
PR Commonwealth of Puerto Rico
	Public Improvement:,
	Series 2001,
	Insured: FSA,
	5.500% 07/01/16	1,750,000	1,982,137
	Series 1998,
	5.250% 07/01/18	1,000,000	1,094,660
	State General Obligations Total		22,302,430
	TAX-BACKED TOTAL		38,552,738
TRANSPORTATION – 8.7%
Air Transportation – 2.0%
MA Port Authority
	Delta Air Lines, Inc.,
	Series 2001 A, AMT,
	Insured: AMBAC,
	5.500% 01/01/15	1,985,000	2,085,977
	US Airways, Inc.,
	Series 1999, AMT,
	Insured: MBIA,
	6.000% 09/01/21	1,500,000	1,564,155
	Air Transportation Total		3,650,132
Airports – 2.5%
MA Port Authority
	Series 1999, IFRN, AMT,
	Insured: FGIC,
	8.795% 01/01/21(d)	2,500,000	2,872,825
	Series 1999, IFRN,
	Insured: FGIC,
	8.304% 07/01/29(d)	1,500,000	1,763,490
	Airports Total		4,636,315
Toll Facilities – 2.0%
MA Turnpike Authority
	Series 1997 C,
	Insured: MBIA,
	(a) 01/01/20	2,000,000	1,080,160
	Series 1999 A,
	Insured: AMBAC,
	4.750% 01/01/34	2,500,000	2,505,225
	Toll Facilities Total		3,585,385

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – 2.2%
MA State Federal Highway
	Grant Anticipation Notes,
	Series 1998 A,
	Insured: FSA,
	5.250% 12/15/12	1,500,000	1,640,160
MA State
	GO,
	Series 1998 B,
	Insured: MBIA,
	(a) 06/15/12	3,145,000	2,459,138
	Transportation Total		4,099,298
	TRANSPORTATION TOTAL		15,971,130
UTILITIES – 18.0%
Independent Power Producers – 0.4%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	645,000	701,431
	Independent Power Producers Total		701,431
Joint Power Authority – 1.9%
MA Municipal Wholesale Electric Co.
	Nuclear Project 3-A,
	Series 2001,
	Insured: MBIA,
	5.250% 07/01/13	1,180,000	1,279,627
	Power Supply System, Project 6-A,
	Series 2001,
	Insured: MBIA,
	5.250% 07/01/14	2,000,000	2,168,540
	Joint Power Authority Total		3,448,167
Municipal Electric – 1.4%
MA Development Finance Agency
	Devens Electric System, Series 2001,
	6.000% 12/01/30	1,000,000	1,062,720
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: MBIA,
	5.250% 07/01/21	1,360,000	1,529,062
	Municipal Electric Total		2,591,782
Water & Sewer – 14.3%
MA Boston Water & Sewer Commission
	Series 1992 A,
	5.750% 11/01/13	1,000,000	1,099,500
	Series 1993 A,
	5.250% 11/01/19	4,750,000	5,308,837

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
MA Water Resources Authority
	Series 1992 A,
	6.500% 07/15/19	5,100,000	6,093,990
	Series 1993 C,
	5.250% 12/01/15	2,750,000	3,005,338
	Series 1993 C,
	Insured: AMBAC,
	5.250% 12/01/15	1,000,000	1,095,840
	Series 1995 B,
	Insured: MBIA,
	6.250% 12/01/13	5,000,000	5,821,100
	Series 2002 J,
	Insured: FSA:
	5.250% 08/01/19	1,000,000	1,122,740
	5.500% 08/01/21	2,500,000	2,886,100
	Water & Sewer Total		26,433,445
	UTILITIES TOTAL		33,174,825
	Total Municipal Bonds (cost of $168,272,193)		180,535,731
		Shares
Investment Company – 0.0%
	Dreyfus Massachusetts Municipal Money Market Fund	42	42
	Total Investment Company (cost of $42)		42
		Par ($)
Short-Term Obligations – 1.1%
VARIABLE RATE DEMAND NOTES(e) – 1.1%
IL Health Facilities Authority Revenue
	OSF Healthcare Systems,
	Series 2002,
	LOC: Fifth Third Bank,
	2.840% 11/15/27	300,000	300,000
MA Health & Educational Facilities Authority
	Capital Assets Program,
	Series 1985 D,
	Insured: MBIA,
	2.830% 01/01/35	400,000	400,000
MA Water Resources Authority
	Series 2002 C,
	2.800% 08/01/20	100,000	100,000
MN Higher Education Facilities Authority
	St. Olaf College,
	Series 2002,
	LOC: Harris Trust & Savings Bank,
	2.830% 10/01/32	300,000	300,000

10

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(e) – (continued)
MS Jackson County Pollution Control
	Chevron USA Project,
	Series 1993,
	2.820% 06/01/23	600,000	600,000
NY New York City
	Sub-Series 1993 A-8,
	LOC: Morgan Guaranty Trust,
	2.880% 08/01/17	100,000	100,000
WI Health & Educational Facilities Authority Revenue
	ProHealth Care, Inc.,
	Series 2001 B,
	2.830% 08/15/30	200,000	200,000
	VARIABLE RATE DEMAND NOTES TOTAL		2,000,000
	Total Short-Term Obligations (cost of $2,000,000)		2,000,000
	Total Investments – 99.2% (cost of $170,272,235)(f)(g)		182,535,773
	Other Assets & Liabilities, Net – 0.8%		1,445,840
	Net Assets – 100.0%		183,981,613

	Notes to Investment Portfolio:

	*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

	(a)	Zero coupon bond.

	(b)	The issuer is in default of certain debt covenants. Income is not being accrued. At January 31, 2006, the value of these securities amounted to $672,369, which represents 0.4% of net assets.

	(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

11

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2006.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2006.

(f)	Cost for federal income tax purposes is $169,970,390.

(g)	Unrealized appreciation and depreciation at January 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$13,643,673	$(1,078,290)	$12,565,383

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

12

INVESTMENT PORTFOLIO

January 31, 2006 (Unaudited)	Columbia New York Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.6%
EDUCATION – 7.7%
Education – 7.0%
NY Dormitory Authority
	New York University:
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	1,000,000	1,184,040
	Series 1998 A,
	Insured: MBIA
	5.750% 07/01/27	2,000,000	2,371,940
	Series 2001 I,
	Insured: AMBAC
	5.500% 07/01/14	945,000	1,059,043
	Pace University,
	Series 1997,
	Insured: MBIA
	6.500% 07/01/11	1,000,000	1,140,470
	University of Rochester,
	Series 2000,
	Insured: MBIA
	(a) 07/01/14 (5.700% 07/01/10)	1,000,000	862,620
	Education Total		6,618,113
Prep School – 0.7%
NY New York City Industrial Development Agency
	Marymount School Academy,
	Series 2001,
	Insured: ACA
	5.125% 09/01/21	625,000	645,375
	Prep School Total		645,375
	EDUCATION TOTAL		7,263,488
HEALTH CARE – 6.5%
Continuing Care Retirement – 1.9%
NY Dormitory Authority
	Miriam Osborn Memorial Home,
	Series 2000 B,
	Insured: ACA
	6.875% 07/01/19	1,000,000	1,120,400
NY Suffolk County Industrial Development Agency
	Jefferson Ferry,
	Series 1999 A,
	7.200% 11/01/19	600,000	645,930
	Continuing Care Retirement Total		1,766,330
Hospitals – 3.2%
NY Dormitory Authority
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Insured: MBIA
	(b) 07/01/25	3,000,000	1,278,840
	North Shore Jewish Group,
	Series 2003,
	5.000% 05/01/18	1,000,000	1,028,700

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
NY Saratoga County Industrial Development Agency
	Civic Facilities Revenue,
	Saratoga Hospital Project,
	Series 2004 A,
	5.000% 12/01/13	250,000	260,540
NY Yonkers Industrial Development Agency
	St. John’s Riverside Hospital,
	Series 2001 A,
	6.800% 07/01/16	410,000	425,088
	Hospitals Total		2,993,168
Nursing Homes – 1.4%
NY Essex County Industrial Development Agency
	Moses Ludington Nursing Home,
	Series 2000 A,
	Insured: FHA
	6.200% 02/01/30	1,250,000	1,366,912
	Nursing Homes Total		1,366,912
	HEALTH CARE TOTAL		6,126,410
HOUSING – 3.4%
Assisted Living / Senior – 3.4%
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A,
	5.875% 05/01/19	1,500,000	1,492,680
NY Mount Vernon Industrial Development Agency
	Series 1999:
	6.150% 06/01/19	1,000,000	1,021,520
	6.200% 06/01/29	615,000	623,413
	Assisted Living / Senior Total		3,137,613
Multi-Family – 0.0%
NY Housing Finance Agency
	Series 1989 B, AMT,
	Insured: AMBAC
	7.550% 11/01/29	30,000	30,259
	Multi-Family Total		30,259
	HOUSING TOTAL		3,167,872

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – 0.6%
Forest Products & Paper – 0.6%
NY Essex County Industrial Development Agency
	International Paper Corp.,
	Series 1999 A, AMT,
	6.450% 11/15/23	500,000	530,265
	Forest Products & Paper Total		530,265
	INDUSTRIALS TOTAL		530,265
OTHER – 12.9%
Other – 2.6%
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,
	(b) 06/01/08	2,000,000	1,843,120
NY Westchester County Industrial Development Agency
	Civic Facilities Revenue,
	Guiding Eyes for the Blind,
	5.375% 08/01/24	550,000	572,160
	Other Total		2,415,280
Pool / Bond Bank – 1.3%
NY Environmental Facilities Corp.
	Series 2005 B,
	5.500% 04/15/35	1,000,000	1,181,640
	Pool / Bond Bank Total		1,181,640
Refunded / Escrowed(c) – 9.0%
NY Dormitory Authority
	New York University,
	Series 1990 B,
	Escrowed to Maturity,
	7.500% 05/15/11	405,000	461,400
NY Greece Central School District
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 06/15/16	950,000	1,122,368
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	1,000,000	1,136,660
	Series 1998 A,
	Pre-refunded 10/01/15,
	Insured: FGIC
	4.500% 04/01/18	2,000,000	2,114,780
NY New York City Cultural Trust
	American Museum of Natural History,
	Series 1999 A,
	Pre-refunded 07/01/29,
	Insured: AMBAC
	5.750% 07/01/29	1,500,000	1,618,305
NY Triborough Bridge & Tunnel Authority
	General Purpose,
	Series 1992 Y,
	Escrowed to Maturity,
	5.500% 01/01/17	1,300,000	1,462,318

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(c) – (continued)
	Series 1993 B,
	Escrowed to Maturity,
	5.000% 01/01/20	500,000	546,435
	Refunded / Escrowed Total		8,462,266
	OTHER TOTAL		12,059,186
OTHER REVENUE – 0.6%
Recreation – 0.6%
NY Hamilton Industrial Development Agency
	Adirondack Historical Association,
	Series 1998 A,
	5.250% 11/01/18	500,000	519,305
	Recreation Total		519,305
	OTHER REVENUE TOTAL		519,305
RESOURCE RECOVERY – 1.1%
Resource Recovery – 1.1%
NY Niagara County Industrial Development Agency
	American Refining Fuel Co.,
	Series 2001 C, AMT,
	5.625% 11/15/24	1,000,000	1,048,840
	Resource Recovery Total		1,048,840
	RESOURCE RECOVERY TOTAL		1,048,840
TAX-BACKED – 37.5%
Local Appropriated – 0.7%
NY Dormitory Authority
	Westchester County,
	Series 1998,
	(b) 08/01/19	1,200,000	673,908
	Local Appropriated Total		673,908
Local General Obligations – 2.0%
NY Brockport Central School District
	Series 2001,
	Insured: FGIC
	5.500% 06/15/14	560,000	632,066
NY Mount Sinai School District
	Series 1992,
	Insured: AMBAC
	6.200% 02/15/19	1,005,000	1,221,286
	Local General Obligations Total		1,853,352

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non - Property Tax – 16.8%
NY Local Government Assistance Corp.
	Series 1993 C,
	5.500% 04/01/17	2,100,000	2,333,961
	Series 1993 E:
	5.000% 04/01/21	6,650,000	7,210,795
	6.000% 04/01/14	3,945,000	4,540,261
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: FGIC
	5.500% 07/01/16	1,500,000	1,698,975
	Special Non - Property Tax Total		15,783,992
State Appropriated – 15.6%
NY Dormitory Authority
	City University:
	Series 1990 C,
	7.500% 07/01/10	1,295,000	1,408,325
	Series 1993 A:
	5.500% 05/15/13	3,500,000	3,836,245
	6.000% 07/01/20	2,000,000	2,364,800
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26	1,500,000	1,624,920
	New York University,
	Series 1990 B,
	7.500% 05/15/11	685,000	768,454
	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,000,000	1,156,970
NY Triborough Bridge & Tunnel Authority
	Javits Convention Center Project,
	Series 1990 E,
	7.250% 01/01/10	630,000	683,418
NY Urban Development Corp.
	Series 1993 A,
	Insured: FSA
	5.500% 01/01/14	1,000,000	1,115,980
	Series 2002 A,
	5.500% 01/01/17	1,500,000	1,617,165
	State Appropriated Total		14,576,277

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 2.4%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,
	6.250% 07/01/12	2,000,000	2,248,760
	State General Obligations Total		2,248,760
	TAX - BACKED TOTAL		35,136,289
TRANSPORTATION – 13.8%
Air Transportation – 1.7%
NY New York City Industrial Development Agency
	Terminal One Group Association LP,
	Series 2002, AMT,
	5.500% 01/01/24	1,500,000	1,595,415
	Air Transportation Total		1,595,415
Airports – 2.2%
NY New York City Industrial Development Agency
	Series 2001 A, AMT:
	5.500% 07/01/28	1,000,000	1,004,130
	6.000% 07/01/27	1,000,000	1,015,300
	Airports Total		2,019,430
Toll Facilities – 3.0%
NY Triborough Bridge & Tunnel Authority
	Series 2002 B,
	5.250% 11/15/15	500,000	553,815
	Series 2002:
	Insured: MBIA
	5.500% 11/15/18	1,000,000	1,146,800
	5.500% 11/15/20	1,000,000	1,154,040
	Toll Facilities Total		2,854,655
Transportation – 6.9%
NY Metropolitan Transportation Authority Revenue
	Series 2002 E,
	Insured: MBIA
	5.500% 11/15/14	1,500,000	1,685,955
	Series 2005 A,
	Insured: AMBAC
	5.500% 11/15/18	1,000,000	1,146,800
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/23	1,250,000	1,414,912

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
NY Port Authority of New York & New Jersey
	Series 1993,
	5.375% 03/01/28	2,000,000	2,267,480
	Transportation Total		6,515,147
	TRANSPORTATION TOTAL		12,984,647
UTILITIES – 13.5%
Independent Power Producers – 1.0%
NY Suffolk County Industrial Development Authority
	Nissequogue Cogenaration Partners,
	Series 1998, AMT,
	5.500% 01/01/23	1,000,000	933,680
	Independent Power Producers Total		933,680
Investor Owned – 2.9%
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.:
	Series 1993, IFRN,
	9.240% 04/01/20 (d)	1,500,000	1,722,120
	Series 2005 A, AMT,
	Insured: FGIC
	4.700% 02/01/24	1,000,000	1,001,030
	Investor Owned Total		2,723,150
Municipal Electric – 5.3%
NY Long Island Power Authority
	Series 2000 A,
	Insured: FSA:
	(b) 06/01/15	1,500,000	1,038,180
	(b) 06/01/18	1,000,000	602,250
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/15	2,000,000	2,263,580
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/21	1,000,000	1,124,310
Water & Sewer – 4.3%
NY New York City Municipal Water Finance Authority
	Water & Sewer System,
	Series 2001 D,
	(b) 06/15/17	3,000,000	1,891,140
	Series 2002 A,
	5.375% 06/15/15	1,000,000	1,086,760

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	Series 2004 B,
	5.000% 06/15/36	1,000,000	1,033,230
	Water & Sewer Total		4,011,130
	UTILITIES TOTAL		12,696,280
	Total Municipal Bonds (cost of $8,3530,832)		91,532,582

		Shares
Investment Company – 0.0%
	Dreyfus Cash Management Plus, Inc.	1	1
	Total Investment Company (cost of $1)		1

		Par ($)
Short-Term Obligations – 1.7%
VARIABLE RATE DEMAND NOTES (e) – 1.7%
NY Jay Street Development Corp.
	Series 2005 A,
	3.040% 05/01/22	200,000	200,000
NY New York City Municipal Water Finance Authority
	Water & Sewer Systems Revenue,
	Series 1993 C,
	Insured: FGIC,
	LOC: FGIC Securities Purchase, Inc.
	3.050% 06/15/23	700,000	700,000
NY New York City
	Series 1993 A-7,
	LOC: Morgan Guaranty Trust
	3.040% 08/01/20	200,000	200,000
	Series 1993 A-8,
	LOC: Morgan Guaranty Trust
	3.050% 08/01/18	500,000	500,000
	VARIABLE RATE DEMAND NOTES TOTAL		1,600,000

	Total Short-Term Obligations (cost of $1,600,000)		1,600,000

	Total Investments – 99.3% (cost of $85,130,833)(f)(g)		93,132,583

	Other Assets & Liabilities, Net – 0.7%		672,599

	Net Assets – 100.0%		93,805,182

8

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(b)	Zero coupon bond.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2006.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2006.

(f)	Cost for federal income tax purposes is $84,624,976.

(g)	Unrealized appreciation and depreciation at January 31, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$8,607,947	$(100,340)	$8,507,607

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

9

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust V

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 27, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 27, 2006